UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2007

Date of reporting period:         May 31, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================


                                Master Portfolios
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Inflation-Protected Bond Portfolio ..................................     113
   Managed Fixed Income Portfolio ......................................     117
   Stable Income Portfolio .............................................     129
   Total Return Bond Portfolio .........................................     138
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ................................     151
   Statements of Operations ............................................     152
   Statements of Changes in Net Assets .................................     154
   Financial Highlights ................................................     156
   Notes to Financial Highlights .......................................     157
Notes to Financial Statements ..........................................     158
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ................     163
--------------------------------------------------------------------------------
Other Information (Unaudited) ..........................................     164
--------------------------------------------------------------------------------
List of Abbreviations ..................................................     169
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The views expressed are as of May 31, 2007, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Wells Fargo Advantage Fund.

             ------------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             ------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
US TREASURY SECURITIES - 98.63%

US TREASURY BONDS - 46.51%
$ 10,433,578   US TREASURY BOND - INFLATION PROTECTED&                                  2.00%       07/15/2014      $   10,101,008
   8,775,900   US TREASURY BOND - INFLATION PROTECTED&<<                                1.88        07/15/2015           8,376,185
  11,755,274   US TREASURY BOND - INFLATION PROTECTED&<<                                2.00        01/15/2016          11,286,897
   7,696,004   US TREASURY BOND - INFLATION PROTECTED&<<                                2.38        01/15/2017           7,598,604
  13,640,978   US TREASURY BOND - INFLATION PROTECTED&<<                                2.38        01/15/2025          13,329,800
   9,484,898   US TREASURY BOND - INFLATION PROTECTED&                                  2.00        01/15/2026           8,740,182
   4,077,050   US TREASURY BOND - INFLATION PROTECTED&<<                                2.38        01/15/2027           3,982,768
   9,113,359   US TREASURY BOND - INFLATION PROTECTED&<<                                3.63        04/15/2028          10,743,793
  10,870,717   US TREASURY BOND - INFLATION PROTECTED&                                  3.88        04/15/2029          13,348,903
   2,770,009   US TREASURY BOND - INFLATION PROTECTED&                                  3.38        04/15/2032           3,253,462

                                                                                                                        90,761,602
                                                                                                                    --------------
US TREASURY NOTES - 52.12%
   8,699,871   US TREASURY NOTE - INFLATION PROTECTED&                                  3.88        01/15/2009           8,871,833
   6,589,080   US TREASURY NOTE - INFLATION PROTECTED&<<                                4.25        01/15/2010           6,876,838
  13,962,830   US TREASURY NOTE - INFLATION PROTECTED&                                  0.88        04/15/2010          13,306,144
   5,278,397   US TREASURY NOTE - INFLATION PROTECTED&<<                                3.50        01/15/2011           5,465,616
   9,308,610   US TREASURY NOTE - INFLATION PROTECTED&                                  2.38        04/15/2011           9,255,523
   3,451,138   US TREASURY NOTE - INFLATION PROTECTED&                                  3.38        01/15/2012           3,582,712
   4,097,304   US TREASURY NOTE - INFLATION PROTECTED&<<                                2.00        04/15/2012           3,995,511
  12,068,615   US TREASURY NOTE - INFLATION PROTECTED&<<                                3.00        07/15/2012          12,372,213
  11,104,946   US TREASURY NOTE - INFLATION PROTECTED&<<                                1.88        07/15/2013          10,723,213
  11,388,160   US TREASURY NOTE - INFLATION PROTECTED&<<                                2.00        01/15/2014          11,034,057
  10,299,841   US TREASURY NOTE - INFLATION PROTECTED&<<                                1.63        01/15/2015           9,665,762
   6,541,435   US TREASURY NOTE - INFLATION PROTECTED&<<                                2.50        07/15/2016           6,539,902

                                                                                                                       101,689,324
                                                                                                                    --------------

TOTAL US TREASURY SECURITIES (COST $198,601,378)                                                                       192,450,926
                                                                                                                    --------------
COLLATERAL FOR SECURITIES LENDING - 47.10%

COLLATERAL INVESTED IN OTHER ASSETS - 47.10%
     294,528   AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                 5.40        11/21/2007             294,649
       8,836   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.41        06/27/2007               8,836
       3,240   AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.47        01/18/2008               3,242
      24,446   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.31        07/10/2007              24,445
      29,453   AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                       5.45        09/27/2007              29,470
     435,459   APRECO LLC++                                                             5.27        06/15/2007             434,571
     589,056   AQUIFER FUNDING LIMITED++                                                5.29        06/07/2007             588,543
   1,178,111   ATLAS CAPITAL FUNDING CORPORATION+/-++                                   5.31        04/25/2008           1,177,781
     736,320   ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                       5.35        10/25/2007             736,386
   1,728,436   ATOMIUM FUNDING CORPORATION                                              5.30        07/26/2007           1,714,592
     589,056   ATOMIUM FUNDING CORPORATION++                                            5.30        08/07/2007             583,312
     557,895   ATOMIUM FUNDING CORPORATION                                              5.31        08/15/2007             551,802
   1,560,997   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.38        08/22/2007           1,560,997
     151,682   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.94        09/27/2007             151,991
     736,320   BEAR STEARNS & COMPANY INCORPORATED+/-                                   5.39        10/05/2007             736,320
   2,650,750   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
               (MATURITY VALUE $2,651,145)                                              5.36        06/01/2007           2,650,750
   1,340,102   BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                        5.44        10/03/2007           1,340,678
   1,472,639   BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
               (MATURITY VALUE $1,472,858)                                              5.36        06/01/2007           1,472,639
      21,029   BETA FINANCE INCORPORATED                                                5.32        07/16/2007              20,892
     441,792   BETA FINANCE INCORPORATED SERIES MTN+/-++                                5.32        07/17/2007             441,805
     883,583   BNP PARIBAS+/-                                                           5.33        05/07/2008             883,442
   2,356,222   BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $2,356,573)             5.36        06/01/2007           2,356,222

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,178,111   BUCKINGHAM II CDO LLC++                                                  5.33%       06/28/2007      $    1,173,469
     515,424   CAIRN HIGH GRADE FUNDING I LLC                                           5.25        06/07/2007             514,975
     117,811   CAIRN HIGH GRADE FUNDING I LLC                                           5.28        06/15/2007             117,571
     618,508   CAIRN HIGH GRADE FUNDING I LLC++                                         5.29        06/21/2007             616,702
     565,493   CAIRN HIGH GRADE FUNDING I LLC++                                         5.30        07/11/2007             562,202
     160,518   CAIRN HIGH GRADE FUNDING I LLC++                                         5.33        07/17/2007             159,442
     736,320   CAIRN HIGH GRADE FUNDING I LLC++                                         5.31        07/19/2007             731,173
      11,487   CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                            5.43        08/20/2007              11,489
     640,775   CEDAR SPRINGS CAPITAL COMPANY++                                          5.26        06/11/2007             639,839
     574,329   CEDAR SPRINGS CAPITAL COMPANY++                                          5.26        06/14/2007             573,238
     500,697   CEDAR SPRINGS CAPITAL COMPANY                                            5.28        07/10/2007             497,853
     895,571   CEDAR SPRINGS CAPITAL COMPANY                                            5.31        08/07/2007             886,839
     441,792   CHARTA LLC++                                                             5.29        06/22/2007             440,440
     147,264   CHARTA LLC                                                               5.30        07/12/2007             146,385
     132,538   CHEYNE FINANCE LLC++                                                     5.24        06/07/2007             132,422
   2,356,222   CHEYNE FINANCE LLC                                                       5.25        06/18/2007           2,350,379
     589,056   CHEYNE FINANCE LLC                                                       5.24        07/17/2007             585,109
     589,056   CHEYNE FINANCE LLC                                                       5.25        07/18/2007             585,026
     736,320   CHEYNE FINANCE LLC+/-++                                                  5.30        02/25/2008             736,239
     294,528   CIT GROUP INCORPORATED+/-                                                5.42        12/19/2007             294,531
   7,636,316   CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $7,637,453)               5.36        06/01/2007           7,636,316
     736,320   COBBLER FUNDING LIMITED++                                                5.31        07/25/2007             730,532
     415,755   COBBLER FUNDING LIMITED                                                  5.31        07/30/2007             412,184
     117,811   COMERICA BANK+/-                                                         5.33        07/20/2007             117,825
   1,237,017   CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                             5.29        06/12/2007           1,235,038
     147,264   CORPORATE ASSET SECURITIZATION (AUSTRALIA)                               5.32        06/26/2007             146,726
      67,447   CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-              5.72        10/29/2007              67,586
     373,196   DEER VALLEY FUNDING LLC++                                                5.28        06/04/2007             373,032
   1,030,847   DEER VALLEY FUNDING LLC++                                                5.30        06/15/2007           1,028,744
     693,672   DEER VALLEY FUNDING LLC                                                  5.31        07/11/2007             689,635
     589,056   DEER VALLEY FUNDING LLC++                                                5.32        07/13/2007             585,456
      59,730   ERASMUS CAPITAL CORPORATION++                                            5.28        06/15/2007              59,608
     145,173   FAIRWAY FINANCE CORPORATION++                                            5.32        06/26/2007             144,643
     589,056   FCAR OWNER TRUST SERIES II                                               5.26        06/11/2007             588,196
     294,528   FCAR OWNER TRUST SERIES II                                               5.27        06/21/2007             293,668
      24,917   FCAR OWNER TRUST SERIES II                                               5.25        06/22/2007              24,841
     191,443   FCAR OWNER TRUST SERIES II                                               5.26        07/20/2007             190,078
   8,066,236   FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $8,067,437)            5.36        06/01/2007           8,066,236
     589,056   FIVE FINANCE INCORPORATED                                                5.27        06/22/2007             587,253
      29,453   FIVE FINANCE INCORPORATED+/-++                                           5.31        09/13/2007              29,459
     530,150   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.24        06/18/2007             528,835
      73,661   FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                           5.25        06/25/2007              73,404
     471,244   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                            5.40        06/18/2007             471,244
     594,799   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                      5.41        06/22/2007             594,823
   1,002,573   GENWORTH FINANCIAL INCORPORATED+/-                                       5.50        06/15/2007           1,002,603
     647,961   GEORGE STREET FINANCE LLC++                                              5.29        06/15/2007             646,639
     302,686   GEORGE STREET FINANCE LLC                                                5.29        06/20/2007             301,848
     736,320   GERMAN RESIDENTIAL FUNDING+/-++                                          5.33        08/22/2007             736,320
     736,320   GERMAN RESIDENTIAL FUNDING+/-++                                          5.34        08/22/2007             736,320
   1,983,144   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                         5.33        07/19/2007           1,969,282
     294,528   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                           5.34        08/07/2007             291,656
     736,320   HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                           5.34        08/08/2007             729,030
     907,558   HUDSON-THAMES LLC                                                        5.24        07/16/2007             901,613
      20,617   IBM CORPORATION SERIES MTN+/-                                            5.35        06/28/2007              20,617
   1,030,847   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                            5.39        09/17/2007           1,030,847
   1,325,375   KESTREL FUNDING US LLC++                                                 5.28        06/28/2007           1,320,153

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                       INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$  1,060,300   KESTREL FUNDING US LLC+/-++                                              5.29%       02/25/2008      $    1,060,300
     594,122   KLIO FUNDING CORPORATION++                                               5.29        07/24/2007             589,541
   1,501,503   KLIO III FUNDING CORPORATION++                                           5.29        06/22/2007           1,496,908
   1,085,158   KLIO III FUNDING CORPORATION++                                           5.30        07/13/2007           1,078,528
     173,771   KLIO III FUNDING CORPORATION++                                           5.30        07/23/2007             172,456
     677,414   KLIO III FUNDING CORPORATION++                                           5.29        07/24/2007             672,191
     601,897   LA FAYETTE ASSET SECURITIZATION CORPORATION                              5.29        06/15/2007             600,669
     530,150   LA FAYETTE ASSET SECURITIZATION CORPORATION++                            5.31        07/03/2007             527,680
     160,871   LIBERTY HARBOUR CDO II LIMITED                                           5.29        06/06/2007             160,754
   1,001,689   LIBERTY HARBOUR CDO II LIMITED++                                         5.27        06/25/2007             998,183
      73,632   LIBERTY LIGHT US CAPITAL+/-++                                            5.34        11/21/2007              73,662
      44,179   LIQUID FUNDING LIMITED++                                                 5.26        07/16/2007              43,890
   1,060,300   LIQUID FUNDING LIMITED                                                   5.29        07/30/2007           1,051,192
   1,472,639   LIQUID FUNDING LIMITED+/-++                                              5.29        08/15/2007           1,456,558
   2,208,959   LIQUID FUNDING LIMITED+/-++                                              5.33        06/11/2008           2,208,252
      29,453   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                5.33        02/15/2008              29,448
      22,090   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                      5.59        01/02/2008              22,123
       5,007   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.39        08/24/2007               5,007
      88,358   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                      5.47        08/27/2007              88,397
     736,320   METLIFE GLOBAL FUNDING I+/-++                                            5.31        02/22/2008             736,268
      63,323   MORGAN STANLEY+/-                                                        5.48        11/09/2007              63,364
     452,837   MORGAN STANLEY SERIES EXL+/-                                             5.38        06/13/2008             452,877
     736,320   NATEXIS BANQUES POPULAIRES+/-++                                          5.35        11/09/2007             736,496
   1,161,912   NATIONWIDE BUILDING SOCIETY+/-++                                         5.48        07/20/2007           1,162,133
      73,632   NATIONWIDE BUILDING SOCIETY+/-                                           5.48        07/20/2007              73,656
     124,143   NORTH SEA FUNDING LLC                                                    5.32        06/05/2007             124,071
   1,382,955   RACERS TRUST SERIES 2004-6-MM+/-++                                       5.37        11/22/2007           1,383,283
     736,320   SAINT GERMAIN FUNDING++                                                  5.28        06/01/2007             736,320
     530,150   SEDNA FINANCE INCORPORATED SERIES MTN+/-++                               5.33        10/26/2007             530,155
     589,056   SLM CORPORATION+/-++                                                     5.32        05/12/2008             589,056
     180,251   SLM CORPORATION SERIES MTN1+/-                                           5.57        07/25/2007             180,137
      51,984   SOCIETE GENERALE (NORTH AMERICA)                                         5.26        06/20/2007              51,840
     219,423   STANFIELD VICTORIA FUNDING LLC                                           5.26        06/21/2007             218,783
   1,178,111   STANFIELD VICTORIA FUNDING LLC+/-++                                      5.35        04/03/2008           1,178,582
     430,011   TANGO FINANCE CORPORATION                                                5.30        07/31/2007             426,257
     294,528   TASMAN FUNDING INCORPORATED++                                            5.29        06/12/2007             294,057
   2,945,278   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                5.51        12/31/2007           2,945,278
     566,053   TRAVELERS INSURANCE COMPANY+/-                                           5.39        02/08/2008             566,042
      22,914   UBS FINANCE (DELAWARE) LLC                                               5.32        07/16/2007              22,764
     736,320   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                       5.34        06/06/2008             736,327
     159,045   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.35        12/03/2007             159,090
      50,070   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                        5.34        12/13/2007              50,001
      88,358   VETRA FINANCE INCORPORATED++                                             5.30        07/30/2007              87,599
       4,418   WACHOVIA CORPORATION+/-                                                  5.41        07/20/2007               4,419
     294,528   WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                 5.30        07/27/2007             292,127
     258,242   WHISTLEJACKET CAPITAL LIMITED                                            5.33        06/15/2007             257,715
     736,320   WHISTLEJACKET CAPITAL LIMITED                                            5.28        07/12/2007             731,926
     235,622   WHITE PINE FINANCE LLC+/-++                                              5.33        06/21/2007             235,625
     639,096   WHITE PINE FINANCE LLC                                                   5.28        06/25/2007             636,859
      14,726   WORLD SAVINGS BANK FSB+/-                                                5.42        06/01/2007              14,726
       2,945   WORLD SAVINGS BANK FSB SERIES BKNT+/-                                    5.36        10/19/2007               2,946

                                                                                                                        91,897,496
                                                                                                                    --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $91,897,496)                                                              91,897,496
                                                                                                                    --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 1.78%
   3,467,719   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    3,467,719
                                                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,467,719)                                                                           3,467,719
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $293,966,593)*                        147.44%                                                                 $  287,816,141

OTHER ASSETS AND LIABILITIES, NET           (47.44)                                                                    (92,602,505)
                                            ------                                                                  --------------

TOTAL NET ASSETS                            100.00%                                                                 $  195,213,636
                                            ======                                                                  ==============

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,467,719.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $293,966,593 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $  1,116,305
         GROSS UNREALIZED DEPRECIATION                       (7,266,757)
                                                           ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)        $ (6,150,452)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES - 29.59%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 9.02%
$ 5,829,845  FHLMC #1G0157<<+/-                                                         4.47%       03/01/2035    $    5,764,121
     12,951  FHLMC #410425+/-                                                           7.04        09/01/2026            13,101
     20,173  FHLMC #410464+/-                                                           7.29        11/01/2026            20,209
    121,627  FHLMC #606279+/-                                                           6.50        02/01/2015           124,077
     46,798  FHLMC #846367+/-                                                           7.18        04/01/2029            46,982
  1,163,343  FHLMC #A15838<<                                                            5.50        12/01/2033         1,139,125
  2,244,860  FHLMC #A16678                                                              5.50        12/01/2033         2,198,127
 10,693,246  FHLMC #E01653<<                                                            4.50        06/01/2019        10,254,175
  1,026,601  FHLMC #E90248                                                              6.00        06/01/2017         1,036,907
    985,627  FHLMC #E90573<<                                                            6.00        07/01/2017           995,522
  9,473,181  FHLMC SERIES 1675 CLASS KZ                                                 6.50        02/15/2024         9,682,914
  6,848,000  FHLMC SERIES 2358 CLASS PD<<                                               6.00        09/15/2016         6,898,236
 12,114,449  FHLMC SERIES 2363 CLASS PF<<                                               6.00        09/15/2016        12,205,610
  5,348,715  FHLMC SERIES 2416 CLASS PE                                                 6.00        10/15/2021         5,401,765
  1,347,246  FHLMC SERIES 2439 CLASS LG<<                                               6.00        09/15/2030         1,350,561
  1,783,887  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6+/-           7.99        09/25/2029         1,776,989
 27,507,348  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z             6.50        02/25/2042        27,941,442
  3,054,987  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50        09/25/2043         3,161,912

                                                                                                                      90,011,775
                                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 18.38%
     15,545  FNMA #342042+/-                                                            6.78        06/01/2025            15,602
     10,963  FNMA #344689+/-                                                            6.83        11/01/2025            10,988
     38,161  FNMA #344692+/-                                                            6.84        10/01/2025            38,267
     40,377  FNMA #347712+/-                                                            7.00        06/01/2026            41,044
  4,602,587  FNMA #386890                                                               3.99        04/01/2011         4,396,902
  5,935,299  FNMA #555326<<                                                             5.50        04/01/2033         5,795,101
    363,398  FNMA #557072+/-                                                            6.38        06/01/2040           368,981
  1,051,700  FNMA #656566                                                               5.50        04/01/2018         1,043,668
  3,084,375  FNMA #678939                                                               5.50        02/01/2018         3,060,819
    431,864  FNMA #701350<<                                                             5.50        04/01/2018           428,566
 17,495,958  FNMA #725232<<                                                             5.00        03/01/2034        16,699,292
  4,039,537  FNMA #725250<<                                                             5.00        03/01/2034         3,844,395
  6,676,978  FNMA #725314<<                                                             5.00        04/01/2034         6,372,947
  7,360,753  FNMA #725423<<                                                             5.50        05/01/2034         7,207,206
  2,890,721  FNMA #725772<<                                                             5.00        09/01/2034         2,751,076
 15,960,575  FNMA #725773<<                                                             5.50        09/01/2034        15,583,570
  2,700,827  FNMA #731996+/-                                                            4.04        09/01/2033         2,695,509
  2,606,522  FNMA #739757<<+/-                                                          4.00        08/01/2033         2,608,743
  6,448,801  FNMA #741305<<                                                             5.00        09/01/2018         6,286,697
  1,853,030  FNMA #741458+/-                                                            4.33        10/01/2033         1,846,930
 11,795,700  FNMA #760762<<                                                             4.89        04/01/2012        11,473,419
  4,251,925  FNMA #763644<<                                                             5.50        01/01/2034         4,151,490
  6,972,883  FNMA #765178<<                                                             5.00        01/01/2019         6,797,606
  1,375,401  FNMA #765769<<                                                             5.00        02/01/2019         1,340,828
    915,190  FNMA #783245+/-                                                            6.18        04/01/2034           927,794
  2,596,164  FNMA #783251<<+/-                                                          6.18        04/01/2044         2,632,697
  7,009,735  FNMA #789463<<+/-                                                          4.38        06/01/2034         6,925,060
    427,950  FNMA #795922                                                               5.00        01/01/2020           417,862
    898,260  FNMA #797166                                                               5.00        01/01/2020           876,136
    882,496  FNMA #797743                                                               5.00        02/01/2020           860,760
    946,575  FNMA #797769                                                               5.00        03/01/2020           923,261
  6,472,678  FNMA #801908                                                               5.00        11/01/2019         6,309,974
  1,735,290  FNMA #805346                                                               5.00        01/01/2020         1,692,550
    852,879  FNMA #806249                                                               5.00        01/01/2020           831,872
    467,403  FNMA #806250                                                               5.00        01/01/2020           456,385

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 2,007,354  FNMA #809071                                                               5.00%       04/01/2020    $    1,957,914
    645,020  FNMA #809561                                                               5.00        02/01/2020           629,134
  3,643,799  FNMA #834933<<+/-                                                          5.05        07/01/2035         3,651,261
  5,000,000  FNMA #874331                                                               5.07        02/01/2037         4,991,850
  1,000,000  FNMA #874479                                                               5.19        04/01/2017           976,768
  6,872,116  FNMA #880156                                                               5.50        02/01/2036         6,675,431
    650,368  FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                 7.00        12/25/2041           664,664
  3,130,729  FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                                6.00        11/25/2034         3,143,158
  4,058,005  FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                 6.00        02/25/2044         4,056,051
    424,462  FNMA SERIES 1998-M6 CLASS A2                                               6.32        08/15/2008           426,540
    921,367  FNMA SERIES 2001-M1 CLASS B                                                6.12        05/25/2013           919,018
  1,526,332  FNMA SERIES 2002-90 CLASS A2                                               6.50        11/25/2042         1,546,648
  3,346,029  FNMA SERIES 2003-86 CLASS PT<<                                             4.50        09/25/2018         3,240,366
 15,689,639  FNMA SERIES 2003-92 CLASS HP<<                                             4.50        09/25/2018        15,195,830
  6,022,141  FNMA SERIES 2003-97 CLASS CA<<                                             5.00        10/25/2018         5,909,284
  1,087,443  FNMA SERIES 2003-W4 CLASS 3A                                               7.00        10/25/2042         1,113,122
    669,247  FNMA SERIES 2004-W1 CLASS 2A2                                              7.00        12/25/2033           682,537

                                                                                                                     183,493,573
                                                                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.19%
    176,453  GNMA #345066                                                               6.50        10/15/2023           181,094
    123,344  GNMA #346960                                                               6.50        12/15/2023           126,588
    106,850  GNMA #354692                                                               6.50        11/15/2023           109,661
    176,195  GNMA #361398                                                               6.50        01/15/2024           180,825
    179,179  GNMA #366641                                                               6.50        11/15/2023           183,892
     46,381  GNMA #473917                                                               7.00        04/15/2028            48,503
     77,723  GNMA #473918                                                               7.00        04/15/2028            81,278
    417,441  GNMA #531436                                                               7.00        06/15/2042           450,369
      8,818  GNMA #531965                                                               7.72        12/15/2041             9,219
    294,844  GNMA #533858                                                               7.35        06/15/2042           317,943
    494,872  GNMA #780626                                                               7.00        08/15/2027           512,656
 18,463,816  GNMA SERIES 2003-38 CLASS JC<<+/-                                          7.06        08/16/2042        19,618,119

                                                                                                                      21,820,147
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $302,194,992)                                                                          295,325,495
                                                                                                                  --------------
ASSET BACKED SECURITIES - 6.24%
  7,500,000  BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED SERIES
             2005-4 CLASS A5+/-                                                         4.91        12/01/2040         7,464,000
    620,900  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2             5.59        12/01/2021           621,446
  4,444,847  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                        6.60        02/25/2032         4,480,142
  7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(C)                 10.00        07/25/2008           894,636
     57,607  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7                6.63        09/15/2016            57,608
  4,999,999  CPS AUTO TRUST SERIES 2006-D CLASS A4++                                    5.12        08/15/2013         5,017,189
  2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                         4.64        06/15/2035         2,250,788
  4,000,000  CWL SERIES 2006-S4 CLASS A6+/-                                             5.83        07/25/2034         3,962,200
  3,259,364  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS
             A1VN+/-                                                                    5.54        08/25/2035         3,259,364
  1,768,061  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8                    6.86        07/15/2029         1,808,823
    682,760  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                  5.66        04/25/2035           682,502
  3,398,728  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES
             2005-2 CLASS A1+/-                                                         5.59        01/20/2035         3,397,976
  7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                      4.18        02/15/2012         7,487,593
  3,800,000  KEYCORP STUDENT LOAN TRUST SERIES 1999-B CLASS CTFS+/-                     6.08        11/25/2036         3,814,668
  5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
             AIO(C)                                                                     6.00        08/25/2011         1,117,320
  4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                       4.34        05/15/2012         3,937,165
  3,500,000  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
             CLASS A1+/-++                                                              5.60        05/25/2047         3,500,000
  2,569,791  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                       4.50        02/28/2036         2,536,694
  6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                  4.88        04/12/2013         5,952,498

TOTAL ASSET BACKED SECURITIES (COST $62,592,531)                                                                      62,242,612
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

  MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.73%
$ 6,000,000  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-                  5.53%       06/25/2037    $    6,000,000
  4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
             2005-6 CLASS ASB+/-                                                        5.35        09/10/2047         4,179,379
  6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2005-PW10 CLASS AAB                                                 5.38        12/11/2040         5,931,380
  4,370,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2006-PW11 CLASS AAB+/-                                              5.62        03/11/2039         4,363,756
  3,995,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB               4.76        05/15/2043         3,842,149
  3,000,000  CITIGROUP DEUTSCHE BANK SERIES 2007-CD4 CLASS ASB                          5.28        12/11/2049         2,940,467
  2,850,489  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-             6.21        08/25/2035         2,814,345
  2,107,350  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                           6.50        11/25/2034         2,138,628
  4,978,969  COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                      5.68        03/25/2035         4,992,899
  4,038,280  COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                        5.72        09/25/2035         4,063,022
  3,060,488  COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                        5.52        04/25/2036         3,063,564
  4,500,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
             CLASS AAB                                                                  5.34        02/15/2040         4,426,009
  2,379,578  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2004-AR5 CLASS 10A1+/-                                                     4.99        05/01/2034         2,367,169
  5,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2005-C1 CLASS AAB                                                          4.82        02/15/2038         4,851,812
  2,000,000  CWL SERIES 2007-S2 A6+/-                                                   5.78        05/25/2037         1,962,668
  3,225,000  FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                                5.26        05/25/2020         3,122,257
     14,079  FNMA SERIES 1988-5 CLASS Z                                                 9.20        03/25/2018            14,598
  7,254,837  FNMA SERIES 2002-6 CLASS PD<<                                              6.00        02/25/2017         7,304,795
  4,322,315  FNMA SERIES 2002-9 CLASS PC<<                                              6.00        03/25/2017         4,353,586
 19,878,798  FNMA SERIES 2005-29 CLASS WQ<<                                             5.50        04/25/2035        19,696,489
  6,411,056  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                    6.25        05/25/2042         6,452,434
  3,765,160  FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                  7.00        05/25/2044         3,856,506
  1,941,252  FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                    7.50        06/25/2044         2,016,333
  4,997,973  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2         4.71        05/10/2043         4,909,037
  4,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS AAB        4.87        05/10/2043         3,883,199
  3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS AAB        4.94        07/10/2045         2,905,636
  5,520,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
             2003-C1 CLASS A4                                                           4.11        07/05/2035         5,134,582
     98,497  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                5.66        01/19/2035            98,715
  5,965,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2003-ML1A CLASS A2                                                  4.77        03/12/2039         5,736,258
  5,550,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2005-LDP5 CLASS ASB+/-                                              5.33        12/15/2044         5,461,337
  5,385,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2006-LDP6 CLASS ASB+/-                                              5.49        04/15/2043         5,354,384
  2,720,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2006-LDP7 CLASS ASB+/-                                              6.07        04/15/2045         2,767,848
  1,447,928  LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A
             CLASS 3A1+/-++                                                             5.68        04/25/2031         1,443,707
  5,500,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C1
             CLASS A4                                                                   4.39        03/15/2032         5,195,048
  4,560,886  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                  6.45        05/25/2037         4,557,004
     88,504  LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                              9.95        08/01/2017            88,287
  6,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                 5.42        11/12/2037         5,923,504
  4,000,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-                 4.67        06/12/2043         3,824,940
    242,765  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                5.67        11/10/2030           243,096
    861,137  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                     7.56        11/10/2030           875,411
  3,209,805  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++           6.50        10/25/2034         3,249,156
  1,447,104  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               5.72        10/20/2027         1,448,180
    912,169  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2003-P10A CLASS 1                                                   4.52        02/10/2013           871,313
 11,551,163  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2005-P10B CLASS 1                                                   4.94        08/10/2015        11,292,830
  1,375,016  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-20H CLASS 1                                                    5.70        08/01/2026         1,389,874
  5,247,320  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-20I CLASS 1                                                    5.54        09/01/2026         5,265,558
  3,761,745  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-20J CLASS 1                                                    5.37        10/01/2026         3,726,667
 10,980,083  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-P10A CLASS 1                                                   5.41        02/10/2016        10,916,117
  7,467,162  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES
             SERIES 2006-P10B CLASS 1                                                   5.68        08/01/2016         7,501,347
  3,855,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-        5.29        07/15/2042         3,828,513

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 1,849,197  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                   5.55%       04/25/2045    $    1,851,937
  2,383,005  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR4 CLASS DA+/-                                                       5.98        06/25/2046         2,384,683

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $219,249,894)                                                        216,882,413
                                                                                                                  --------------

CORPORATE BONDS & NOTES - 22.80%

ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS - 0.05%
    500,000  SWIFT ENERGY                                                               7.63        07/15/2011           513,125
                                                                                                                  --------------

AEROSPACE, DEFENSE - 0.06%
    600,000  ARMOR HOLDINGS INCORPORATED                                                8.25        08/15/2013           639,000
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS -0.07%
    675,000  PHILLIPS-VAN HEUSEN                                                        7.75        11/15/2023           722,250
                                                                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.25%
  2,500,000  RYDER SYSTEM INCORPORATED SERIES MTN                                       5.85        03/01/2014         2,468,640
                                                                                                                  --------------

BUSINESS SERVICES - 0.71%
  2,150,000  FISERV INCORPORATED                                                        4.00        04/15/2008         2,122,411
    375,000  IRON MOUNTAIN INCORPORATED                                                 8.63        04/01/2013           385,313
  2,350,000  NCR CORPORATION                                                            7.13        06/15/2009         2,397,660
  2,120,000  THOMPSON CORPORATION                                                       6.20        01/05/2012         2,163,899

                                                                                                                       7,069,283
                                                                                                                  --------------

CASINO AND GAMING - 0.27%
  2,750,000  MGM MIRAGE INCORPORATED                                                    7.63        01/15/2017         2,715,625
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 0.61%
    415,000  CHURCH & DWIGHT COMPANIES INCORPORATED                                     6.00        12/15/2012           407,738
  1,400,000  HOSPIRA INCORPORATED                                                       4.95        06/15/2009         1,380,506
    475,000  JOHNSONDIVERSEY INCORPORATED SERIES B                                      9.63        05/15/2012           496,375
    625,000  MOSAIC COMPANY++                                                           7.38        12/01/2014           651,563
    507,000  OLIN CORPORATION                                                           9.13        12/15/2011           562,307
    794,000  OLIN CORPORATION                                                           6.75        06/15/2016           797,074
    400,000  SENSIENT TECHNOLOGIES                                                      6.50        04/01/2009           399,527
  1,500,000  VALSPAR CORPORATION                                                        5.10        08/01/2015         1,387,340

                                                                                                                       6,082,430
                                                                                                                  --------------

COMMUNICATIONS - 0.43%
  1,900,000  COX COMMUNICATIONS INCORPORATED                                            7.88        08/15/2009         1,991,892
  1,000,000  COX COMMUNICATIONS INCORPORATED                                            4.63        01/15/2010           978,882
    500,000  L3 COMMUNICATIONS CORPORATION                                              7.63        06/15/2012           517,500
    375,000  PANAMSAT CORPORATION                                                       6.38        01/15/2008           375,938
    450,000  QWEST CORPORATION                                                          7.88        09/01/2011           475,875

                                                                                                                       4,340,087
                                                                                                                  --------------

DEPOSITORY INSTITUTIONS - 6.60%
  4,400,000  ASSOCIATED BANCORP                                                         6.75        08/15/2011         4,587,955
  2,100,000  BAC CAPITAL TRUST XIV+/-                                                   5.63        12/31/2049         2,070,566
  6,839,000  BANK AMERICA CAPITAL III+/-                                                5.93        01/15/2027         6,645,217
  2,000,000  BNP PARIBAS CAPITAL TRUST+/-++                                             9.00        12/30/2049         2,200,158
  2,000,000  CHASE CAPITAL VI+/-                                                        5.98        08/01/2028         1,965,684
  1,160,000  CHEVY CHASE BANK FSB                                                       6.88        12/01/2013         1,177,400
  4,000,000  CITY NATIONAL BANK                                                         6.75        09/01/2011         4,184,704
  2,778,000  COLONIAL BANK NA MONTGOMERY AL                                             6.38        12/01/2015         2,818,762
    750,000  CORESTATES CAPITAL TRUST II+/-++                                           6.01        01/15/2027           742,286
  2,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                               5.63        12/31/2049         2,177,910
  1,226,000  FARMERS EXCHANGE CAPITAL++                                                 7.20        07/15/2048         1,253,811

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                 INTEREST RATE    MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
$    500,000    FIRST CITIZENS BANCORP++                                           6.80%         04/01/2015     $    515,400
   3,250,000    FIRSTAR BANK NA                                                    7.13          12/01/2009        3,381,960
   4,500,000    HSBC CAPITAL FUNDING LP+/-++                                       4.61          12/29/2049        4,229,438
   1,000,000    JPMORGAN CHASE CAPITAL XVIII                                       6.95          08/17/2036        1,037,638
   2,900,000    NATIONAL CAPITAL COMMERCE INCORPORATED+/-                          6.33          04/01/2027        2,899,904
     450,000    NTC CAPITAL TRUST SERIES A+/-                                      5.88          01/15/2027          436,198
   2,500,000    PNC FUNDING CORPORATION                                            7.50          11/01/2009        2,619,463
   3,275,000    RABOBANK CAPITAL FUNDING II+/-++                                   5.26          12/29/2049        3,175,892
   2,350,000    RBS CAPITAL TRUST+/-                                               5.51          09/29/2049        2,282,376
   2,875,000    TCF NATIONAL BANK+/-                                               5.00          06/15/2014        2,823,540
   1,000,000    TCF NATIONAL BANK                                                  5.50          02/01/2016          974,952
   4,000,000    UBS PREFERRED FUNDING TRUST V SERIES 1+/-                          6.24          05/15/2049        4,079,820
   1,425,000    US BANK NATIONAL ASSOCIATION SERIES BKNT                           6.38          08/01/2011        1,473,199
   1,250,000    USB CAPITAL IX+/-                                                  6.19          03/29/2049        1,267,554
   2,750,000    WACHOVIA BANK NA CHARLOTTE SERIES BKNT                             7.80          08/18/2010        2,924,408
   1,900,000    WACHOVIA CAPITAL TRUST I<<+/-                                      5.80          08/29/2049        1,902,419

                                                                                                                  65,848,614
                                                                                                                ------------
EDUCATIONAL SERVICES - 0.79%
   2,235,000    MASSACHUSETTS INSTITUTE OF TECHNOLOGY                              7.25          11/02/2049        2,716,032
   5,000,000    STANFORD UNIVERSITY SERIES MTNA                                    6.16          04/30/2011        5,135,940

                                                                                                                   7,851,972
                                                                                                                ------------
ELECTRIC, GAS & SANITARY SERVICES - 0.88%
   2,600,000    DUKE ENERGY FIELD SERVICES LLC                                     7.88          08/16/2010        2,771,187
     630,000    MASSEY ENERGY COMPANY<<                                            6.63          11/15/2010          623,700
   1,875,000    NEVADA POWER COMPANY SERIES O                                      6.50          05/15/2018        1,923,323
   3,000,000    PEOPLES ENERGY CORPORATION                                         6.90          01/15/2011        3,114,870
     380,000    SEMCO ENERGY INCORPORATED                                          7.13          05/15/2008          382,724

                                                                                                                   8,815,804
                                                                                                                ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT - 0.86%
   2,500,000    BAE SYSTEMS HOLDINGS INCORPORATED++                                6.40          12/15/2011        2,579,968
     350,000    FLEXTRONICS INTERNATIONAL                                          6.25          11/15/2014          338,625
   2,500,000    METTLER TOLEDO INTERNATIONAL INCORPORATED                          4.85          11/15/2010        2,424,565
     275,000    MOOG INCORPORATED                                                  6.25          01/15/2015          275,000
   1,703,980    TENASKA ALABAMA II PARTNERS LP++                                   7.00          06/30/2021        1,783,274
   1,150,000    THOMAS & BETTS CORPORATION SERIES MTN                              6.63          05/07/2008        1,154,653

                                                                                                                   8,556,085
                                                                                                                ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES -0.09%
     860,000    US ONCOLOGY INCORPORATED<<                                         9.00          08/15/2012          898,700
                                                                                                                ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.05%
     525,000   VALMONT INDUSTRIES INCORPORATED                                     6.88          05/01/2014          528,281
                                                                                                                ------------

FOOD & KINDRED PRODUCTS - 0.95%
   1,000,000    CADBURY SCHWEPPES US FINANCE LLC++                                 3.88          10/01/2008          978,091
   1,764,000    CONAGRA FOODS INCORPORATED                                         7.88          09/15/2010        1,886,143
     600,000    CONSTELLATION BRANDS INCORPORATED++                                7.25          05/15/2017          603,750
     375,000    CONSTELLATION BRANDS INCORPORATED SERIES B                         8.00          02/15/2008          379,688
     650,000    CORN PRODUCTS INTERNATIONAL INCORPORATED                           6.00          04/15/2017          642,327
     745,000    COTT BEVERAGES USA INCORPORATED                                    8.00          12/15/2011          764,556
   2,500,000    KELLOGG COMPANY                                                    6.60          04/01/2011        2,593,090
   1,600,000    KRAFT FOODS INCORPORATED<<                                         6.25          06/01/2012        1,638,434

                                                                                                                   9,486,079
                                                                                                                ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                 INTEREST RATE    MATURITY DATE       VALUE
FURNITURE & FIXTURES - 0.15%
$  1,450,000    STEELCASE INCORPORATED                                             6.50%         08/15/2011     $  1,470,480
                                                                                                                ------------
GENERAL MERCHANDISE STORES - 0.04%
     375,000    JEAN COUTU GROUP INCORPORATED                                      7.63          08/01/2012          397,200
                                                                                                                ------------
HEALTH SERVICES - 0.44%
   3,650,000    AMERICAN ASSOCIATION OF RETIRED PERSONS++                          7.50          05/01/2031        4,372,167
                                                                                                                ------------
HOLDING & OTHER INVESTMENT OFFICES - 0.55%
   3,008,000    MANUFACTURERS & TRADERS TRUST COMPANY+/-                           5.59          12/28/2020        2,911,151
   2,250,000    NATIONAL CITY BANK OF COLUMBUS SERIES 4                            7.25          07/15/2010        2,354,942
     250,000    NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                         6.30          02/15/2011          256,339

                                                                                                                   5,522,432
                                                                                                                ------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.05%
     525,000    MANDALAY RESORT GROUP                                              6.38          12/15/2011          523,688
                                                                                                                ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.38%
     500,000    AMERICAN STANDARD INCORPORATED                                     8.25          06/01/2009          522,795
   1,425,000    BLACK & DECKER                                                     5.75          11/15/2016        1,395,524
     575,000    BRIGGS & STRATTON CORPORATION                                      8.88          03/15/2011          615,134
     625,000    SCIENTIFIC GAMES CORPORATION                                       6.25          12/15/2012          614,063
     625,000    UNISYS CORPORATION                                                 6.88          03/15/2010          621,875

                                                                                                                   3,769,391
                                                                                                                ------------
INSURANCE AGENTS, BROKERS & SERVICE - 0.65%
   1,520,000    AEGON NV                                                           4.75          06/01/2013        1,457,972
   2,000,000    ALLSTATE FINANCIAL GLOBAL FUNDING++                                6.50          06/14/2011        2,073,262
   2,670,000    NLV FINANCIAL CORPORATION++                                        7.50          08/15/2033        2,919,674

                                                                                                                   6,450,908
                                                                                                                ------------
INSURANCE CARRIERS - 3.04%
   2,675,000    BLUE CROSS & BLUE SHIELD OF FLORIDA++                              8.25          11/15/2011        2,952,785
   3,200,000    JOHN HANCOCK GLOBAL FUNDING II++                                   7.90          07/02/2010        3,422,746
     750,000    LINCOLN NATIONAL CORPORATION                                       6.20          12/15/2011          768,676
   3,007,000    MARKEL CORPORATION                                                 7.20          08/15/2007        3,012,966
   1,700,000    METLIFE GLOBAL FUNDING++                                           5.13          11/09/2011        1,676,124
   4,450,000    MINNESOTA LIFE INSURANCE COMPANY++                                 8.25          09/15/2025        5,408,178
   3,000,000    MONUMENTAL GLOBAL FUNDING II<<++                                   4.63          03/15/2010        2,937,909
   2,900,000    NEW YORK LIFE GLOBAL FUNDING++                                     5.38          09/15/2013        2,900,142
   2,145,000    PRINCIPAL LIFE GLOBAL FUNDING I++                                  6.25          02/15/2012        2,213,494
   1,385,000    SAFECO CORPORATION                                                 4.88          02/01/2010        1,362,660
   2,200,000    UNITRIN INCORPORATED                                               5.75          07/01/2007        2,200,407
   1,415,000    WR BERKLEY CORPORATION                                             5.13          09/30/2010        1,395,026

                                                                                                                  30,251,113
                                                                                                                ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.58%
     425,000    CENTRAL GARDEN & PET COMPANY                                       9.13          02/01/2013          445,188
   3,300,000    GENERAL ELECTRIC COMPANY                                           5.00          02/01/2013        3,226,156
   2,000,000    HONEYWELL INTERNATIONAL INCORPORATED                               6.13          11/01/2011        2,052,908

                                                                                                                   5,724,252
                                                                                                                ------------
MISCELLANEOUS RETAIL - 0.11%
     500,000    AMERIGAS PARTNERS LP                                               7.25          05/20/2015          510,000
     545,000    LAMAR MEDIA CORPORATION                                            6.63          08/15/2015          542,275

                                                                                                                   1,052,275
                                                                                                                ------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                 INTEREST RATE    MATURITY DATE       VALUE
MOTION PICTURES - 0.31%
$  3,000,000    TIME WARNER INCORPORATED                                           6.75%         04/15/2011     $  3,119,193
                                                                                                                ------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 0.30%
   2,750,000    FORD MOTOR CREDIT COMPANY LLC                                      7.38          10/28/2009        2,759,570
     200,000    GENERAL MOTORS ACCEPTANCE CORPORATION+/-                           7.56          12/01/2014          207,013

                                                                                                                   2,966,583
                                                                                                                ------------
OIL & GAS EXTRACTION - 0.38%
   1,250,000    CHESAPEAKE ENERGY CORPORATION                                      7.50          06/15/2014        1,307,813
     150,000    CHESAPEAKE ENERGY CORPORATION                                      6.38          06/15/2015          150,000
     400,000    MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                       6.88          11/01/2014          392,500
     700,000    PARKER DRILLING COMPANY                                            9.63          10/01/2013          756,000
     250,000    POGO PRODUCING COMPANY                                             7.88          05/01/2013          262,500
     250,000    POGO PRODUCING COMPANY                                             6.63          03/15/2015          252,500
     330,000    PRIDE INTERNATIONAL INCORPORATED                                   7.38          07/15/2014          339,900
     300,000    STONE ENERGY CORPORATION                                           6.75          12/15/2014          283,500

                                                                                                                   3,744,713
                                                                                                                ------------
PERSONAL SERVICES - 0.04%
     400,000    SERVICES CORPORATE INTERNATIONAL                                   7.38          10/01/2014          414,500
                                                                                                                ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.12%
   1,210,000    FRONTIER OIL CORPORATION                                           6.63          10/01/2011        1,206,975
                                                                                                                ------------
PHARMACEUTICALS - 0.22%
   2,100,000    WYETH                                                              6.95          03/15/2011        2,203,704
                                                                                                                ------------
PRIMARY METAL INDUSTRIES - 0.02%
     125,000    CENTURY ALUMINUM COMPANY                                           7.50          08/15/2014          130,313
     100,000    INTERNATIONAL STEEL GROUP                                          6.50          04/15/2014          102,734

                                                                                                                     233,047
                                                                                                                ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.17%
   1,585,000    VIACOM INCORPORATED                                                7.70          07/30/2010        1,682,403
                                                                                                                ------------
REAL ESTATE - 0.39%
     800,000    HOST MARRIOTT LP                                                   7.13          11/01/2013          820,000
   1,300,000    HOUSING URBAN DEVELOPMENT SERIES 04-A                              5.08          08/01/2013        1,290,858
     500,000    ROUSE COMPANY                                                      5.38          11/26/2013          471,096
   1,250,000    SHURGARD STORAGE CENTERS                                           7.75          02/22/2011        1,338,668

                                                                                                                   3,920,622
                                                                                                                ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.47%
   2,500,000    DEVELOPERS DIVERSIFIED REALTY CORPORATION                          3.88          01/30/2009        2,432,423
     800,000    PROLOGIS TRUST                                                     5.25          11/15/2010          793,006
   1,500,000    SIMON PROPERTY GROUP LP                                            5.75          05/01/2012        1,513,920

                                                                                                                   4,739,349
                                                                                                                ------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.03%
   1,500,000    GOLDMAN SACHS CAPITAL II+/-                                        5.79          12/29/2049        1,479,234
   2,500,000    GOLDMAN SACHS GROUP INCORPORATED                                   6.88          01/15/2011        2,613,073
   2,750,000    MERRILL LYNCH & COMPANY INCORPORATED                               6.05          05/16/2016        2,782,054
   3,250,000    MORGAN STANLEY                                                     6.75          04/15/2011        3,385,821

                                                                                                                  10,260,182
                                                                                                                ------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.03%
    330,000O    WENS-BROCKWAY GLASS CONTAINERS                                     8.88          02/15/2009          337,425
                                                                                                                ------------
TRANSPORTATION BY AIR - 0.33%
     135,091    CONTINENTAL AIRLINES INCORPORATED SERIES 974C                      6.80          07/02/2007          135,091
   3,084,694    FEDEX CORPORATION SERIES 97-B                                      7.52          01/15/2018        3,208,027

                                                                                                                   3,343,118
                                                                                                                ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                                  INTEREST RATE    MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT - 0.29%
$  2,100,000    GENERAL MOTORS ACCEPTANCE CORPORATION                              5.13%         05/09/2008     $  2,080,934
     860,000    NAVISTAR INTERNATIONAL CORPORATION<<                               7.50          06/15/2011          847,100

                                                                                                                   2,928,034
                                                                                                                ------------
WATER TRANSPORTATION - 0.04%
     400,000    VERSEAS SHIPHOLDING GROUP                                          8.25          03/15/2013          418,500
                                                                                                                ------------

TOTAL CORPORATE BONDS & NOTES (COST $224,619,692)                                                                227,588,229
                                                                                                                ------------

FOREIGN CORPORATE BONDS - 1.11%
   2,000,000    BARCLAYS BANK PLC+/-++                                             5.93          12/15/2016        1,974,782
   2,245,000    BARCLAYS BANK PLC+/-++                                             8.55          09/29/2049        2,482,602
   2,750,000    CONOCOPHILLIPS (CANADA)                                            5.63          10/15/2016        2,756,729
     200,000    ISPAT INLAND ULC                                                   9.75          04/01/2014          220,954
   1,100,000    PEARSON PLC (UK) PRIVATE PLACEMENT++                               7.00          06/15/2011        1,140,523
   2,500,000    SABMILLER PLC++                                                    6.20          07/01/2011        2,549,268

TOTAL FOREIGN CORPORATE BONDS@ (COST $11,066,872)                                                                 11,124,858
                                                                                                                ------------
MUNICIPAL BONDS & NOTES - 5.83%
   1,000,000    CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)             4.88          01/01/2015          963,180
   5,030,000    HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
                REVENUE(FSA INSURED)                                               7.40          12/01/2025        5,905,723
   5,160,000    INDIANA BOND BANK REVENUE SCHOOL SEVERANCE FUND 8-A
                (FGIC INSURED)                                                     4.73          01/15/2014        4,972,124
   1,125,000    INDIANA HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SERIES
                A-2 (SFMR)                                                         5.51          01/01/2039        1,117,080
   5,000,000    INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY SFMR
                SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                    5.41          07/01/2038        4,919,500
   1,215,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D              5.15          01/01/2013        1,194,734
     440,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D              5.21          01/01/2014          430,874
   1,000,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D              5.75          07/01/2037          997,620
   1,250,000    KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J              5.92          07/01/2034        1,256,463
     890,000    LA CROSSE WI SERIES B (GO)                                         5.00          12/01/2009          881,492
     940,000    LA CROSSE WI SERIES B (GO)                                         5.20          12/01/2010          931,954
   2,210,000    LOYOLA UNIVERSITY ILLINOIS                                         4.80          07/01/2013        2,119,965
   2,000,000    MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                SERIES 15                                                          6.05          01/01/2012        2,061,860
   2,085,000    MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                FINANCE SERIES H                                                   5.85          07/01/2036        2,089,691
   4,545,000    MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
                FINANCE SERIES J                                                   6.13          07/01/2038        4,575,951
   3,000,000    NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
                PERSONAL INCOME TAX REVENUE SERIES B                               4.90          12/15/2011        2,961,480
   1,500,000    OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT
                EXCISE TAX REVENUE SERIES A                                        8.25          03/01/2035        1,524,120
   4,000,000    OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                REVENUE SERIES K                                                   5.97          03/01/2029        4,012,640
   2,500,000    OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE
                REVENUE SERIES O (GNMA/FNMA INSURED)                               5.47          09/01/2025        2,471,975
   3,355,000    PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                5.84          04/01/2037        3,377,378
   2,000,000    STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                           5.53          07/01/2037        1,984,260
   1,000,000    STATE OF TEXAS VETERANS HOUSING FUND SERIES I-C (GO,
                VA GUARANTEED)                                                     7.15          12/01/2009        1,041,270
   4,185,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                OWNERSHIP REVENUE SERIES D                                         5.81          03/01/2037        4,211,951
   2,175,000    WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
                OWNERSHIP REVENUE SERIES F                                         5.73          09/01/2037        2,158,253

TOTAL MUNICIPAL BONDS & NOTES (COST $57,709,607)                                                                  58,161,538
                                                                                                                ------------

SHARES
PRIVATE INVESTMENT PARTNERSHIPS - 0.16%
         276    PPM AMERICA CBO II LP(I)                                                                               6,139
   2,500,000    TOLL ROAD INVESTMENT PARTNERSHIP II LP++                                                           1,613,580

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,853,931)                                                            1,619,719
                                                                                                                ------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS - 0.54%
$   460,644  ARAMARK CORPORATION TERM LOAN B                                           7.36%        01/26/2014    $      463,551
     32,921  ARAMARK CORPORATION TERM LOAN C                                           7.36         01/26/2014            33,133
    300,000  BOSTON SCIENTIFIC CORPORATION TERM LOAN+/-                                6.08         04/21/2011           299,250
  1,200,000  BSC INTERNATIONAL HOLDING TERM LOAN                                       6.10         04/21/2011         1,197,000
    916,431  CITGO PETROLEUM CORPORATION TERM LOAN+/-                                  6.70         11/15/2012           916,715
    493,750  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                       7.09         12/20/2012           496,505
    429,231  NOVELIS INCORPORATED TERM LOAN B                                          7.61         01/07/2012           429,566
  1,496,250  OSHKOSH TRUCK CORPORATION TERM LOAN                                       7.36         12/06/2013         1,502,221

TOTAL TERM LOANS (COST $5,326,931)                                                                                     5,337,941
                                                                                                                  --------------
US TREASURY SECURITIES - 7.02%

US TREASURY BONDS - 5.96%
    500,000  US TREASURY BOND<<                                                        8.00         11/15/2021           647,578
  6,150,000  US TREASURY BOND<<                                                        7.25         08/15/2022         7,534,230
 23,165,000  US TREASURY BOND<<                                                        6.25         08/15/2023        26,055,204
  4,310,000  US TREASURY BOND<<                                                        6.75         08/15/2026         5,169,306
 12,440,000  US TREASURY BOND<<                                                        6.13         08/15/2029        14,157,305
    250,000  US TREASURY BOND<<                                                        5.38         02/15/2031           260,723
  5,772,230  US TREASURY BOND - INFLATION PROTECTED<<&                                 2.38         01/15/2025         5,640,554

                                                                                                                      59,464,900
                                                                                                                  --------------
US TREASURY NOTES - 1.06%
 11,288,970  US TREASURY NOTE - INFLATION PROTECTED<<&                                 1.63         01/15/2015        10,593,998
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $70,629,382)                                                                       70,058,898
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 29.83%

COLLATERAL INVESTED IN OTHER ASSETS - 29.83%
    869,452  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                  5.40         11/21/2007           869,809
     26,084  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.41         06/27/2007            26,085
      9,564  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.47         01/18/2008             9,571
     72,165  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.31         07/10/2007            72,162
     86,945  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                        5.45         09/27/2007            86,997
  1,285,485  APRECO LLC++                                                              5.27         06/15/2007         1,282,863
  1,738,904  AQUIFER FUNDING LIMITED++                                                 5.29         06/07/2007         1,737,391
  3,477,809  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    5.31         04/25/2008         3,476,835
  2,173,630  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                        5.35         10/25/2007         2,173,826
  5,102,380  ATOMIUM FUNDING CORPORATION                                               5.30         07/26/2007         5,061,510
  1,738,904  ATOMIUM FUNDING CORPORATION++                                             5.30         08/07/2007         1,721,950
  1,646,916  ATOMIUM FUNDING CORPORATION                                               5.31         08/15/2007         1,628,932
  4,608,096  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.38         08/22/2007         4,608,096
  2,173,630  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.39         10/05/2007         2,173,630
    447,768  BEAR STEARNS & COMPANY INCORPORATED+/-                                    5.94         09/27/2007           448,681
  7,825,069  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT (MATURITY
             VALUE $7,826,234)                                                         5.36         06/01/2007         7,825,069
  3,956,007  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                         5.44         10/03/2007         3,957,708
  4,347,261  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT (MATURITY
             VALUE  $4,347,908)                                                        5.36         06/01/2007         4,347,261
     62,079  BETA FINANCE INCORPORATED                                                 5.32         07/16/2007            61,672
  1,304,178  BETA FINANCE INCORPORATED SERIES MTN+/-++                                 5.32         07/17/2007         1,304,217
  2,608,356  BNP PARIBAS+/-                                                            5.33         05/07/2008         2,607,939
  6,955,617  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $6,956,653)              5.36         06/01/2007         6,955,617
  3,477,809  BUCKINGHAM II CDO LLC++                                                   5.33         06/28/2007         3,464,106
  1,521,541  CAIRN HIGH GRADE FUNDING I LLC                                            5.25         06/07/2007         1,520,218
    347,781  CAIRN HIGH GRADE FUNDING I LLC                                            5.28         06/15/2007           347,071
  1,825,850  CAIRN HIGH GRADE FUNDING I LLC++                                          5.29         06/21/2007         1,820,518

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,669,348  CAIRN HIGH GRADE FUNDING I LLC++                                          5.30%        07/11/2007    $    1,659,633
    473,851  CAIRN HIGH GRADE FUNDING I LLC++                                          5.33         07/17/2007           470,677
  2,173,630  CAIRN HIGH GRADE FUNDING I LLC++                                          5.31         07/19/2007         2,158,437
     33,909  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                             5.43         08/20/2007            33,916
  1,891,580  CEDAR SPRINGS CAPITAL COMPANY++                                           5.26         06/11/2007         1,888,818
  1,695,432  CEDAR SPRINGS CAPITAL COMPANY++                                           5.26         06/14/2007         1,692,210
  1,478,069  CEDAR SPRINGS CAPITAL COMPANY                                             5.28         07/10/2007         1,469,673
  2,643,743  CEDAR SPRINGS CAPITAL COMPANY                                             5.31         08/07/2007         2,617,967
  1,304,178  CHARTA LLC++                                                              5.29         06/22/2007         1,300,187
    434,726  CHARTA LLC                                                                5.30         07/12/2007           432,131
    391,253  CHEYNE FINANCE LLC++                                                      5.24         06/07/2007           390,913
  6,955,617  CHEYNE FINANCE LLC                                                        5.25         06/18/2007         6,938,367
  1,738,904  CHEYNE FINANCE LLC                                                        5.24         07/17/2007         1,727,254
  1,738,904  CHEYNE FINANCE LLC                                                        5.25         07/18/2007         1,727,010
  2,173,630  CHEYNE FINANCE LLC+/-++                                                   5.30         02/25/2008         2,173,391
    869,452  CIT GROUP INCORPORATED+/-                                                 5.42         12/19/2007           869,461
 22,542,563  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $22,545,919)               5.36         06/01/2007        22,542,563
  2,173,630  COBBLER FUNDING LIMITED++                                                 5.31         07/25/2007         2,156,546
  1,227,319  COBBLER FUNDING LIMITED                                                   5.31         07/30/2007         1,216,776
    347,781  COMERICA BANK+/-                                                          5.33         07/20/2007           347,822
  3,651,699  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                              5.29         06/12/2007         3,645,856
    434,726  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                5.32         06/26/2007           433,139
    199,105  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-               5.72         10/29/2007           199,515
  1,101,683  DEER VALLEY FUNDING LLC++                                                 5.28         06/04/2007         1,101,198
  3,043,083  DEER VALLEY FUNDING LLC++                                                 5.30         06/15/2007         3,036,875
  2,047,734  DEER VALLEY FUNDING LLC                                                   5.31         07/11/2007         2,035,816
  1,738,904  DEER VALLEY FUNDING LLC++                                                 5.32         07/13/2007         1,728,280
    176,325  ERASMUS CAPITAL CORPORATION++                                             5.28         06/15/2007           175,965
    428,553  FAIRWAY FINANCE CORPORATION++                                             5.32         06/26/2007           426,989
  1,738,904  FCAR OWNER TRUST SERIES II                                                5.26         06/11/2007         1,736,366
    869,452  FCAR OWNER TRUST SERIES II                                                5.27         06/21/2007           866,913
     73,556  FCAR OWNER TRUST SERIES II                                                5.25         06/22/2007            73,331
    565,144  FCAR OWNER TRUST SERIES II                                                5.26         07/20/2007           561,114
 23,811,694  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $23,815,239)            5.36         06/01/2007        23,811,694
  1,738,904  FIVE FINANCE INCORPORATED                                                 5.27         06/22/2007         1,733,583
     86,945  FIVE FINANCE INCORPORATED+/-++                                            5.31         09/13/2007            86,963
  1,565,014  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.24         06/18/2007         1,561,133
    217,450  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                            5.25         06/25/2007           216,689
  1,391,123  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             5.40         06/18/2007         1,391,123
  1,755,859  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                       5.41         06/22/2007         1,755,929
  2,959,615  GENWORTH FINANCIAL INCORPORATED+/-                                        5.50         06/15/2007         2,959,704
  1,912,795  GEORGE STREET FINANCE LLC++                                               5.29         06/15/2007         1,908,893
    893,536  GEORGE STREET FINANCE LLC                                                 5.29         06/20/2007           891,061
  2,173,630  GERMAN RESIDENTIAL FUNDING+/-++                                           5.33         08/22/2007         2,173,630
  2,173,630  GERMAN RESIDENTIAL FUNDING+/-++                                           5.34         08/22/2007         2,173,630
  5,854,282  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                          5.33         07/19/2007         5,813,361
    869,452  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                            5.34         08/07/2007           860,975
  2,173,630  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                            5.34         08/08/2007         2,152,111
  2,679,130  HUDSON-THAMES LLC                                                         5.24         07/16/2007         2,661,582
     60,862  IBM CORPORATION SERIES MTN+/-                                             5.35         06/28/2007            60,862
  3,043,083  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             5.39         09/17/2007         3,043,083
  3,912,535  KESTREL FUNDING US LLC++                                                  5.28         06/28/2007         3,897,119
  3,130,028  KESTREL FUNDING US LLC+/-++                                               5.29         02/25/2008         3,130,028
  1,753,859  KLIO FUNDING CORPORATION++                                                5.29         07/24/2007         1,740,337
  4,432,467  KLIO III FUNDING CORPORATION++                                            5.29         06/22/2007         4,418,904
  3,203,410  KLIO III FUNDING CORPORATION++                                            5.30         07/13/2007         3,183,837

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   512,977  KLIO III FUNDING CORPORATION++                                            5.30%        07/23/2007    $      509,094
  1,999,740  KLIO III FUNDING CORPORATION++                                            5.29         07/24/2007         1,984,322
  1,776,812  LA FAYETTE ASSET SECURITIZATION CORPORATION                               5.29         06/15/2007         1,773,188
  1,565,014  LA FAYETTE ASSET SECURITIZATION CORPORATION++                             5.31         07/03/2007         1,557,721
    474,895  LIBERTY HARBOUR CDO II LIMITED                                            5.29         06/06/2007           474,548
  2,957,007  LIBERTY HARBOUR CDO II LIMITED++                                          5.27         06/25/2007         2,946,657
    217,363  LIBERTY LIGHT US CAPITAL+/-++                                             5.34         11/21/2007           217,452
    130,418  LIQUID FUNDING LIMITED++                                                  5.26         07/16/2007           129,564
  3,130,028  LIQUID FUNDING LIMITED                                                    5.29         07/30/2007         3,103,141
  4,347,261  LIQUID FUNDING LIMITED+/-++                                               5.29         08/15/2007         4,299,789
  6,520,891  LIQUID FUNDING LIMITED+/-++                                               5.33         06/11/2008         6,518,805
     86,945  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 5.33         02/15/2008            86,930
     65,209  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.59         01/02/2008            65,308
     14,781  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.39         08/24/2007            14,782
    260,836  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                       5.47         08/27/2007           260,950
  2,173,630  METLIFE GLOBAL FUNDING I+/-++                                             5.31         02/22/2008         2,173,478
    186,932  MORGAN STANLEY+/-                                                         5.48         11/09/2007           187,052
  1,336,783  MORGAN STANLEY SERIES EXL+/-                                              5.38         06/13/2008         1,336,903
  2,173,630  NATEXIS BANQUES POPULAIRES+/-++                                           5.35         11/09/2007         2,174,152
  3,429,989  NATIONWIDE BUILDING SOCIETY+/-++                                          5.48         07/20/2007         3,430,640
    217,363  NATIONWIDE BUILDING SOCIETY+/-                                            5.48         07/20/2007           217,434
    366,474  NORTH SEA FUNDING LLC                                                     5.32         06/05/2007           366,262
  4,082,513  RACERS TRUST SERIES 2004-6-MM+/-++                                        5.37         11/22/2007         4,083,480
  2,173,630  SAINT GERMAIN FUNDING++                                                   5.28         06/01/2007         2,173,630
  1,565,014  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                5.33         10/26/2007         1,565,030
  1,738,904  SLM CORPORATION+/-++                                                      5.32         05/12/2008         1,738,904
    532,105  SLM CORPORATION SERIES MTN1+/-                                            5.57         07/25/2007           531,769
    153,458  SOCIETE GENERALE (NORTH AMERICA)                                          5.26         06/20/2007           153,033
    647,742  STANFIELD VICTORIA FUNDING LLC                                            5.26         06/21/2007           645,850
  3,477,809  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.35         04/03/2008         3,479,200
  1,269,400  TANGO FINANCE CORPORATION                                                 5.30         07/31/2007         1,258,318
    869,452  TASMAN FUNDING INCORPORATED++                                             5.29         06/12/2007           868,061
  8,694,522  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 5.51         12/31/2007         8,694,522
  1,671,000  TRAVELERS INSURANCE COMPANY+/-                                            5.39         02/08/2008         1,670,967
     67,643  UBS FINANCE (DELAWARE) LLC                                                5.32         07/16/2007            67,200
 26,606,256  UNICREDITO ITALIANO BANK (IRELAND)                                        5.27         07/31/2007        26,373,983
  2,173,630  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        5.34         06/06/2008         2,173,652
    469,504  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.35         12/03/2007           469,638
    147,807  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.34         12/13/2007           147,604
    260,836  VETRA FINANCE INCORPORATED++                                              5.30         07/30/2007           258,595
     13,042  WACHOVIA CORPORATION+/-                                                   5.41         07/20/2007            13,044
    869,452  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                  5.30         07/27/2007           862,366
    762,336  WHISTLEJACKET CAPITAL LIMITED                                             5.33         06/15/2007           760,780
  2,173,630  WHISTLEJACKET CAPITAL LIMITED                                             5.28         07/12/2007         2,160,656
  1,886,624  WHITE PINE FINANCE LLC                                                    5.28         06/25/2007         1,880,021
    695,562  WHITE PINE FINANCE LLC SERIES MTN+/-++                                    5.33         06/21/2007           695,569
     43,473  WORLD SAVINGS BANK FSB+/-                                                 5.42         06/01/2007            43,473
      8,695  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                     5.36         10/19/2007             8,696
                                                                                                                     297,657,287
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $297,657,287)                                                          297,657,287
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS - 4.01%
 40,023,062  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   40,023,062
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $40,023,062)                                                                       40,023,062
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,292,924,181)*                                           128.86%                                          $1,286,022,052

OTHER ASSETS AND LIABILITIES, NET                                (28.86)                                            (288,034,650)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  997,987,402
                                                                 ======                                           ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

(I)   ILLIQUID SECURITY.

& U.S. TREASURY INFLATION-PROTECTION SECURITIES (TIPS) ARE SECURITIES IN WHICH THE PRINCIPAL AMOUNT IS ADJUSTED FOR INFLATION AND THE SEMI-ANNUAL INTEREST PAYMENTS EQUAL A FIXED PERCENTAGE OF THE INFLATION-ADJUSTED PRINCIPAL AMOUNT.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $40,023,062.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,292,839,696 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                             $   7,538,893
        GROSS UNREALIZED DEPRECIATION                               (14,356,537)
                                                                  -------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)                $  (6,817,644)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 1.02%

FEDERAL HOME LOAN BANK - 0.91%
$ 5,530,000  FHLB<<                                                                     4.25%       05/16/2008    $    5,475,574
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.11%
    630,000  FHLMC                                                                      4.30        05/05/2008           624,245
                                                                                                                  --------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $6,118,761)                                                                6,099,819
                                                                                                                  --------------
AGENCY SECURITIES - 28.27%

FEDERAL AGENCY & GOVERNMENT - 0.21%
    160,202  SBA #500957+/-                                                             8.50        07/25/2014           165,081
     85,831  SBA #501224+/-                                                             6.50        06/25/2015            87,139
     15,429  SBA #502966+/-                                                             9.48        05/25/2015            16,136
    104,513  SBA #503405+/-                                                             8.63        05/25/2016           109,807
    383,552  SBA #503611+/-                                                             8.13        12/25/2021           403,950
     15,673  SBA #503653+/-                                                             8.88        01/25/2010            15,826
    229,969  SBA #503658+/-                                                             9.38        09/25/2010           234,158
    232,215  SBA SERIES 2000-10C CLASS 1                                                7.88        05/01/2010           237,504

                                                                                                                       1,269,601
                                                                                                                  --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 6.82%
  4,939,989  FHLMC #1G0052+/-                                                           4.79        02/01/2035         4,906,299
    145,221  FHLMC #786614+/-                                                           7.25        08/01/2025           146,648
    107,516  FHLMC #845151+/-                                                           6.88        06/01/2022           108,762
     15,599  FHLMC #846367+/-                                                           7.18        04/01/2029            15,660
  3,839,857  FHLMC #E02227<<                                                            6.00        11/01/2021         3,878,318
  1,207,792  FHLMC #E90573<<                                                            6.00        07/01/2017         1,219,917
  5,873,649  FHLMC #G11693<<                                                            5.00        05/15/2020         5,803,912
  9,389,911  FHLMC #G11696<<                                                            5.50        05/15/2020         9,321,139
  1,843,365  FHLMC #G90030<<                                                            7.50        07/17/2017         1,895,964
  2,199,663  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A              7.00        02/25/2043         2,251,291
  4,080,979  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2             7.00        03/25/2043         4,159,718
  3,214,828  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2             7.00        07/25/2043         3,307,254
  3,818,734  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50        09/25/2043         3,952,390

                                                                                                                      40,967,272
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 21.23%
  3,999,832  FNMA # 936591<<+/-                                                         5.72        04/01/2037         4,015,378
    167,095  FNMA #155506+/-                                                            7.06        04/01/2022           167,776
    449,905  FNMA #190815+/-                                                            4.73        07/01/2017           443,849
    182,432  FNMA #253482                                                               8.50        10/01/2030           194,427
  2,601,598  FNMA #289517<<+/-                                                          5.65        04/01/2034         2,613,004
  5,617,871  FNMA #295541<<+/-                                                          5.66        10/01/2032         5,672,752
     43,498  FNMA #318464+/-                                                            7.00        04/01/2025            43,715
    109,376  FNMA #321051+/-                                                            7.09        08/01/2025           110,505
     58,264  FNMA #331866+/-                                                            7.05        12/01/2025            58,608
    698,457  FNMA #383629                                                               6.06        05/01/2008           697,838
    924,119  FNMA #385793<<                                                             3.64        07/01/2007           918,891
  3,286,379  FNMA #420263<<+/-                                                          5.64        10/01/2024         3,298,175
  2,886,526  FNMA #420264<<+/-                                                          5.64        07/01/2034         2,896,888
  3,168,807  FNMA #460223<<                                                             5.95        01/01/2009         3,159,424
 15,000,000  FNMA #460900<<                                                             3.92        01/01/2008        14,916,251
  3,951,312  FNMA #462209<<+/-                                                          5.89        04/01/2036         3,971,004
     27,823  FNMA #46698+/-                                                             6.55        12/01/2015            27,733
    974,583  FNMA #545643<<                                                             6.17        12/01/2008           976,395
  1,731,500  FNMA #545927<<                                                             6.50        12/01/2015         1,769,444
  2,587,338  FNMA #631367<<                                                             5.50        02/01/2017         2,567,579

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 3,544,614  FNMA #686043<<+/-                                                          4.42%       07/01/2033    $    3,585,735
  2,351,049  FNMA #693015+/-                                                            4.09        06/01/2033         2,348,295
  1,193,543  FNMA #732003+/-                                                            4.34        09/01/2033         1,189,458
  2,642,853  FNMA #734329<<+/-                                                          4.22        06/01/2033         2,655,216
  2,752,359  FNMA #735572                                                               5.00        04/01/2014         2,716,037
  4,543,423  FNMA #735977<<+/-                                                          4.70        08/01/2035         4,496,585
  4,314,244  FNMA #739757<<+/-                                                          4.00        08/01/2033         4,317,920
  3,687,205  FNMA #741447+/-                                                            3.92        10/01/2033         3,642,488
  3,341,597  FNMA #741454<<+/-                                                          4.07        10/01/2033         3,330,885
  4,455,844  FNMA #745649<<+/-                                                          4.58        11/01/2035         4,367,893
  2,848,197  FNMA #750805<<+/-                                                          4.66        11/25/2033         2,832,392
  3,257,232  FNMA #764265+/-                                                            4.19        05/01/2034         3,168,709
  1,930,129  FNMA #783249<<+/-                                                          6.18        04/01/2044         1,957,434
  6,530,207  FNMA #783251<<+/-                                                          6.18        04/01/2044         6,622,099
  8,762,168  FNMA #789463+/-                                                            4.38        06/01/2034         8,656,325
  2,181,133  FNMA #806504<<+/-                                                          6.18        10/01/2034         2,212,153
  2,097,851  FNMA #806505<<+/-                                                          6.18        10/01/2044         2,128,393
  4,201,843  FNMA #826179+/-                                                            4.69        07/01/2035         4,166,934
  3,643,799  FNMA #834933<<+/-                                                          5.05        07/01/2035         3,651,261
  2,849,659  FNMA #849014+/-                                                            5.53        01/01/2036         2,855,795
  1,250,000  FNMA #874245                                                               5.48        01/01/2011         1,245,848
    724,682  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                7.50        05/25/2042           749,518
    992,736  FNMA SERIES 2002-90 CLASS A2                                               6.50        11/25/2042         1,005,950
  1,933,231  FNMA SERIES 2003-W4 CLASS 3A                                               7.00        10/25/2042         1,978,883
  2,071,197  FNMA SERIES 2004-W2 CLASS 2A2                                              7.00        02/25/2044         2,130,691
    863,215  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                   7.50        08/25/2042           896,334

                                                                                                                     127,428,867
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.01%
     44,632  GNMA #780533                                                               7.00        07/15/2008            46,008
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $171,074,051)                                                                          169,711,748
                                                                                                                  --------------
ASSET BACKED SECURITIES - 18.46%
    108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES 2001-HE2
             CLASS A1+/-                                                                5.84        06/15/2031           108,128
  4,300,000  BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4              5.17        12/20/2010         4,285,677
  3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                         5.64        05/16/2011         3,009,855
  4,179,678  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                    3.87        06/15/2009         4,144,544
  3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                4.40        09/15/2008         2,959,721
  8,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(c)                 10.00        07/25/2008           987,184
  1,489,056  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-          5.72        03/25/2033         1,489,784
    208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS
             A1+/-++                                                                    5.82        09/25/2032           209,606
     11,672  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD3 CLASS
             A1+/-++                                                                    5.74        01/25/2033            11,673
    663,419  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS
             A1+/-++                                                                    5.69        11/25/2033           657,284
  1,483,996  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
             1A1+/-++                                                                   5.67        11/25/2036         1,483,996
    519,359  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-                5.69        12/15/2028           520,862
  2,613,312  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-               5.56        02/15/2035         2,612,387
    895,210  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   6.07        09/25/2033           896,487
    494,433  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-            5.60        09/25/2031           494,504
    233,973  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-              6.51        11/19/2032           233,718
    314,730  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                         5.53        01/25/2024           314,881
  1,162,411  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                         5.61        10/25/2034         1,164,687
  1,637,093  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                         5.48        10/25/2034         1,635,777
    370,247  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                          7.55        11/10/2023           376,288
  2,307,488  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                      5.57        01/20/2033         2,309,460
  4,000,000  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++           5.58        08/26/2019         3,998,000

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
$ 4,475,051  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                    4.38%       07/22/2009    $    4,446,886
    623,819  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                  5.62        12/02/2013           624,256
    265,544  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-                 5.55        03/15/2035           266,881
  4,209,394  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                  4.45        05/17/2010         4,183,611
  3,112,784  GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                                   5.61        01/25/2045         3,083,866
  4,070,280  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                                  5.43        05/25/2046         4,067,736
  2,549,046  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
             CLASS A1+/-                                                                5.59        01/20/2035         2,548,482
    697,957  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3                  3.93        01/15/2009           694,757
  4,070,916  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-                 5.48        01/20/2036         4,066,495
    147,578  LEHMAN ABS CORPORATION SERIES 2004-2 CLASS A+/-                            5.54        12/25/2033           147,626
  2,105,986  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3
             CLASS A2+/-                                                                5.81        10/20/2029         2,112,433
  1,131,671  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1
             CLASS A1+/-                                                                5.67        11/15/2031         1,133,124
    561,293  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST
             SERIES 2003-2 CLASS A+/-                                                   5.58        04/25/2016           561,852
  4,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS
             A+/-++                                                                     5.39        02/25/2042         4,001,876
  5,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS
             A+/-++                                                                     5.37        02/25/2042         5,000,780
  3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS
             AIO(C)                                                                     6.00        08/25/2011           837,990
  2,685,649  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A
             CLASS A3                                                                   4.22        02/15/2010         2,665,462
  3,125,000  NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                             5.11        03/15/2010         3,112,661
  2,169,752  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-                5.82        12/25/2033         2,183,943
  2,441,406  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8
             CLASS A6+/-                                                                4.86        12/25/2032         2,371,819
  3,000,000  RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+/-++                            5.35        06/25/2037         3,000,000
  1,981,882  SASC SERIES 2006-GEL3 CLASS A1+/-++                                        5.44        07/25/2036         1,981,586
  2,214,811  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++                              5.51        11/25/2035         2,208,929
    701,871  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                           5.65        06/20/2033           701,752
    920,690  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                 5.67        10/19/2026           920,542
  2,978,796  SSB RV TRUST SERIES 2001-1 CLASS A5                                        6.30        04/15/2016         2,975,389
  2,500,000  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
             CLASS A1+/-++                                                              5.60        05/25/2047         2,500,000
    582,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                  5.41        08/12/2011           581,879
  2,500,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS
             B+/-++                                                                     5.48        05/16/2011         2,501,563
  1,913,603  USXL FUNDING LLC SERIES 2006-1A CLASS A++                                  5.38        04/15/2014         1,906,645
    160,769  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
             CLASS A+/-                                                                 5.75        12/25/2032           160,945
  1,249,077  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
             CLASS AII1+/-                                                              5.58        07/02/2018         1,250,289
  1,557,856  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
             CLASS A+/-                                                                 5.54        06/25/2034         1,558,698
  2,750,000  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                           4.79        04/20/2010         2,740,143
  3,835,805  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3                   4.40        05/20/2009         3,825,950

TOTAL ASSET BACKED SECURITIES (COST $110,980,503)                                                                    110,831,349
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.94%
  3,000,000  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1                     5.53        06/25/2037         3,000,000
  3,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
             2005-1 CLASS A3                                                            4.88        11/10/2042         2,961,028
     76,253  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-             7.51        07/20/2032            77,887
  1,180,015  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-             4.57        02/25/2033         1,172,748
  2,175,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9
             CLASS A2                                                                   4.74        09/11/2042         2,132,095
  1,510,250  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-             5.53        05/25/2035         1,510,935
  2,263,463  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-            6.32        07/20/2035         2,267,048
  1,487,212  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-             6.21        06/30/2035         1,468,354
  4,513,422  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-           5.97        08/25/2046         4,513,241
  3,727,478  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS 1A1+/-            5.46        04/25/2047         3,727,359
  2,580,958  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                         5.68        04/25/2025         2,592,183
  2,456,619  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                         5.65        12/29/2034         2,463,466
  3,396,212  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                       5.72        11/25/2034         3,413,882
  3,999,997  CPS AUTO TRUST SERIES 2006-A CLASS A3++                                    5.24        10/15/2010         3,993,876
  2,000,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CP4 CLASS A4                                                          6.18        12/15/2035         2,043,595
    459,048  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2002-AR17 CLASS 2A1+/-                                                     6.80        12/19/2039           466,664

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   721,622  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2003-AR2 CLASS 2A1+/-                                                      4.85%       02/25/2033    $      728,280
    166,691  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-           5.57        05/25/2031           166,705
  2,715,498  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-           5.97        02/25/2043         2,734,877
  2,977,498  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-          6.18        02/25/2045         2,968,465
  2,907,739  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                5.57        09/20/2023         2,910,144
    499,966  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                              5.43        09/26/2033           500,011
     62,459  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                                5.56        08/25/2031            62,465
    190,779  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                               5.68        02/25/2033           190,817
  2,998,784  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2         4.71        05/10/2043         2,945,422
  3,000,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
             2005-C1 CLASS A2                                                           4.47        05/10/2043         2,929,265
    781,333  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-           5.60        03/25/2027           782,409
  4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-           5.47        02/25/2036         4,001,530
    580,308  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                 5.55        07/25/2029           580,419
  3,376,214  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-             5.61        02/25/2036         3,386,245
  5,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
             2003-C2 CLASS A2                                                           4.02        01/05/2036         4,874,297
  7,877,530  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.72        10/25/2034         7,920,686
  4,926,517  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                   5.67        03/25/2035         4,907,206
  4,688,667  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-++                   5.67        09/25/2035         4,710,284
  2,280,406  GSRPM MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                      5.62        03/25/2035         2,280,406
  2,462,437  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                5.66        01/19/2035         2,467,887
    993,429  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                              5.54        09/16/2035           994,240
    176,077  KEYCORP STUDENT LOAN TRUST SERIES 2003-A CLASS 2A1+/-                      5.51        10/25/2025           176,091
  2,974,491  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                  6.45        05/25/2037         2,971,959
  1,529,968  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
             CLASS 2A2+/-                                                               4.21        02/25/2033         1,519,952
    774,574  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1997-B CLASS A+/-              5.60        03/16/2026           775,047
  2,816,078  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-              5.70        03/15/2025         2,822,652
  1,665,928  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-            5.80        03/25/2028         1,668,471
  1,646,380  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-             5.66        04/25/2028         1,650,994
  1,262,273  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-             5.55        04/25/2029         1,262,506
  3,420,252  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-          4.60        03/25/2033         3,432,364
  1,747,307  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST
             SERIES 2003-1 CLASS A+/-                                                   5.59        11/25/2015         1,749,098
    882,781  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                5.67        11/10/2030           883,986
    449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D                     7.56        11/10/2030           456,736
    481,070  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                   5.74        02/25/2033           481,176
    553,662  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2002-HS3 CLASS 2A+/-                                                       5.67        08/25/2032           553,753
    597,049  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2003-HS1 CLASS AII+/-                                                      5.61        12/25/2032           597,127
  1,040,460  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2004-HS3 CLASS A+/-                                                        5.59        09/25/2029         1,041,560
  2,411,840  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               5.72        10/20/2027         2,413,633
  2,029,024  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                           5.64        12/20/2033         2,028,645
  4,879,765  SMALL BUSINESS ADMINISTRATION SERIES 1999-20B CLASS 1                      5.95        02/01/2019         4,943,812
  1,379,242  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A CLASS 2A1+/-        3.83        03/25/2033         1,369,109
  1,817,784  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2
             CLASS A+/-++                                                               5.67        11/30/2034         1,817,438
  2,568,738  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
             CLASS A+/-                                                                 5.67        09/25/2025         2,461,320
  4,621,712  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3
             CLASS 1A1++                                                                6.00        11/25/2036         4,621,712
  1,181,808  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1
             CLASS A1+/-++                                                              5.57        08/25/2046         1,181,702
  2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-        5.29        07/15/2042         2,482,823
  2,669,451  WASHINGTON MUTUAL MORTGAGE SERIES 2003-AR1 CLASS A6+/-                     4.47        03/25/2033         2,651,028
  3,287,182  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR1 CLASS A1A+/-                    5.64        01/25/2035         3,292,274
  1,294,438  WASHINGTON MUTUAL MORTGAGE SERIES 2005-AR6 CLASS 2A1A+/-                   5.55        04/25/2035         1,296,356
  5,582,698  WASHINGTON MUTUAL MORTGAGE SERIES 2006-AR11 CLASS 3A1A+/-                  5.93        09/25/2046         5,586,908
  3,177,340  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR4 CLASS DA+/-                                                       5.98        06/25/2046         3,179,577
  3,480,195  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR5 CLASS 5A+/-                                                       6.00        06/25/2046         3,480,195

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $156,095,317)                                                        155,696,425
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 11.67%

APPAREL & ACCESSORY STORES - 0.30%
$ 1,770,000  FEDERATED DEPARTMENT STORES                                                6.63%       09/01/2008    $    1,786,693
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS - 3.52%
  3,900,000  ALLFIRST FINANCIAL INCORPORATED                                            7.20        07/01/2007         3,903,916
  1,500,000  ASSOCIATED BANK GREEN BAY                                                  3.70        10/01/2007         1,491,698
  2,000,000  ASSOCIATED BANK NA+/-                                                      5.48        02/01/2008         2,002,582
  3,000,000  GREATER BAY BANCORP                                                        5.25        03/31/2008         2,991,444
  1,650,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                    5.60        01/02/2008         1,652,505
  2,500,000  NATIONAL CITY BANK+/-                                                      5.37        02/07/2008         2,501,230
  2,000,000  ROSLYN BANCORP INCORPORATED                                                7.50        12/01/2008         2,045,564
  1,500,000  SOVEREIGN BANK+/-                                                          4.38        08/01/2013         1,479,057
  3,035,000  WACHOVIA CORPORATION                                                       6.30        04/15/2008         3,055,271

                                                                                                                      21,123,267
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
  COMPUTER EQUIPMENT - 0.52%
  3,115,000  DOMINION RESOURCES INCORPORATED SERIES D<<+/-                              5.65        09/28/2007         3,115,857
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS - 1.26%
  2,500,000  GENERAL MILLS INCORPORATED                                                 6.38        10/15/2008         2,518,813
  2,500,000  GENERAL MILLS INCORPORATED+/-                                              5.49        01/22/2010         2,500,675
  2,500,000  PEPSIAMERICAS INCORPORATED                                                 6.38        05/01/2009         2,532,535

                                                                                                                       7,552,023
                                                                                                                  --------------
GENERAL MERCHANDISE STORES - 0.33%
  2,000,000  CVS CAREMARK CORPORATION+/-                                                5.66        06/01/2010         1,999,440
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 0.33%
  2,000,000  BRITISH AEROSPACE FINANCE INCORPORATED++                                   7.00        07/01/2007         2,001,604
                                                                                                                  --------------
INSURANCE CARRIERS - 1.06%
  2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                               5.52        09/15/2009         2,849,611
  3,500,000  UNITRIN INCORPORATED                                                       5.75        07/01/2007         3,500,648

                                                                                                                       6,350,259
                                                                                                                  --------------
METAL MINING - 0.33%
  2,000,000  ALCAN INCORPORATED                                                         6.25        11/01/2008         2,012,970
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.56%
    554,377  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                   5.62        07/15/2009           554,932
  2,800,000  FORTUNE BRANDS INCORPORATED                                                6.25        04/01/2008         2,802,352

                                                                                                                       3,357,284
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.81%
  3,575,000  AMERICAN EXPRESS CENTURION+/-                                              5.41        07/19/2007         3,575,404
  3,000,000  JOHN DEERE CAPITAL CORPORATION                                             4.50        08/22/2007         2,994,864
  2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                        5.52        04/03/2009         2,005,278
  2,325,000  KEYCORP+/-                                                                 5.56        07/23/2007         2,325,581

                                                                                                                      10,901,127
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS - 0.38%
  2,285,000  AVERY DENNISON CORPORATION+/-                                              5.59        08/10/2007         2,285,743
                                                                                                                  --------------
REAL ESTATE - 0.66%
  1,950,000  DUKE-WEEKS REALTY                                                          7.75        11/15/2009         2,041,866
  1,900,000  JDN REALTY CORPORATION<<                                                   6.95        08/01/2007         1,900,509

                                                                                                                       3,942,375
                                                                                                                  --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 0.36%
$ 2,000,000  WESTERN FINANCIAL BANK                                                     9.63%       05/15/2012    $    2,149,182
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT - 0.25%
  1,500,000  FORD MOTOR CREDIT COMPANY LLC+/-                                           6.18        09/28/2007         1,500,084
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $70,320,950)                                                                      70,077,908
                                                                                                                  --------------
FOREIGN CORPORATE BONDS - 0.40%
  2,400,000  SABMILLER PLC+/-++                                                         5.65        07/01/2009         2,404,118
                                                                                                                  --------------

TOTAL FOREIGN CORPORATE BONDS@ (COST $2,400,000)                                                                       2,404,118
                                                                                                                  --------------
LOAN PARTICIPATION - 0.65%
    755,337  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                               6.24        10/15/2020           759,585
  1,784,759  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                      3.61        06/25/2016         1,781,412
  1,376,551  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA GP SERIES D#66      5.37        09/08/2019         1,360,204

TOTAL LOAN PARTICIPATION (COST $3,916,627)                                                                             3,901,201
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES - 6.35%
  4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN REVENUE
             SERIES VIII-A2+/-SS.                                                       5.46        12/01/2032         4,700,000
    875,000  COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)          5.20        12/01/2007           875,035
    255,000  HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)                   3.80        01/01/2008           252,621
    505,000  HUNTERDON COUNTY NJ (GO)                                                   5.13        11/01/2007           504,859
    170,000  INDIANA BOARD BANK REVENUE (FGIC INSURED)                                  3.53        07/15/2007           169,667
  2,000,000  LOS ANGELES CA USD ELECTION OF 2005 SERIES D (GO)                          5.05        07/01/2008         1,994,980
    915,000  NEW YORK NY SERIES J (PROPERTY TAX REVENUE)                                2.60        06/01/2007           915,000
    825,000  NEW YORK NY SERIES L (PROPERTY TAX REVENUE)                                4.00        12/01/2007           820,009
  1,915,000  NEW YORK STATE DORM AUTHORITY STATE INCOME TAX REVENUE SERIES E (COLLEGE
             &  UNIVERSITY REVENUE)                                                     4.92        03/15/2010         1,897,248
  1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B (PROPERTY TAX
             REVENUE)                                                                   2.75        03/15/2008           980,850
  3,870,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE, GNMA INSURED)    5.57        09/01/2016         3,860,596
  4,880,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                      5.84        09/01/2016         4,901,472
  3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED INTEREST SERIES
             A (PROPERTY TAX REVENUE, FGIC INSURED)^                                    5.31        06/30/2010         2,552,700
  3,920,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                             6.04        10/01/2030         3,930,466
  2,575,000  ROBINSDALE MN (PROPERTY TAX REVENUE)                                       3.35        08/01/2007         2,567,172
  3,750,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE REVENUE
             TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY BANK LOC)              5.50        07/01/2026         3,701,813
  2,500,000  STATE OF MICHIGAN (PROPERTY TAX REVENUE LOC, MBIA INSURED)                 3.99        11/01/2007         2,488,000
  1,025,000  WASHINGTON COUNTY PA SERIES C (GO - STATES, TERRITORIES, MBIA INSURED)     5.29        09/01/2008         1,023,196

TOTAL MUNICIPAL BONDS & NOTES (COST $38,208,273)                                                                      38,135,684
                                                                                                                  --------------
US TREASURY SECURITIES - 4.60%

US TREASURY NOTES - 4.60%
  7,005,000  US TREASURY NOTE<<                                                         3.00        02/15/2008         6,908,135
  6,925,000  US TREASURY NOTE<<                                                         3.75        05/15/2008         6,841,685
 10,000,000  US TREASURY NOTE<<                                                         4.63        09/30/2008         9,951,560
  4,000,000  US TREASURY NOTE<<                                                         3.38        12/15/2008         3,905,621

                                                                                                                      27,607,001
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $27,912,675)                                                                       27,607,001
                                                                                                                  --------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING - 23.25%

COLLATERAL INVESTED IN OTHER ASSETS - 23.25%
$   447,218  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40%       11/21/2007    $      447,402
     13,417  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007            13,417
      4,919  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008             4,923
     37,119  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007            37,118
     44,722  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.45        09/27/2007            44,748
    661,212  APRECO LLC++                                                               5.27        06/15/2007           659,863
    894,436  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007           893,658
  1,788,873  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008         1,788,372
  1,118,045  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007         1,118,146
  2,624,500  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007         2,603,477
    894,436  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007           885,716
    847,121  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007           837,870
  2,370,256  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007         2,370,256
    230,317  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007           230,787
  1,118,045  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007         1,118,045
  4,024,963  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
             (MATURITY VALUE $4,025,562)                                                5.36        06/01/2007         4,024,963
  2,034,843  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007         2,035,718
  2,236,091  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $2,236,424)                                                5.36        06/01/2007         2,236,091
     31,931  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007            31,722
    670,827  BETA FINANCE INCORPORATED SERIES MTN+/-++                                  5.32        07/17/2007           670,847
  1,341,654  BNP PARIBAS+/-                                                             5.33        05/07/2008         1,341,440
  3,577,745  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $3,578,278)               5.36        06/01/2007         3,577,745
  1,788,873  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007         1,781,824
    782,632  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007           781,951
    178,887  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007           178,522
    939,158  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007           936,416
    858,659  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007           853,661
    243,734  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/17/2007           242,101
  1,118,045  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        07/19/2007         1,110,230
     17,442  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007            17,446
    972,968  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/11/2007           971,547
    872,075  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007           870,418
    760,271  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007           755,953
  1,359,856  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        08/07/2007         1,346,598
    670,827  CHARTA LLC++                                                               5.29        06/22/2007           668,774
    223,609  CHARTA LLC                                                                 5.30        07/12/2007           222,274
    201,248  CHEYNE FINANCE LLC++                                                       5.24        06/07/2007           201,073
  3,577,745  CHEYNE FINANCE LLC                                                         5.25        06/18/2007         3,568,872
    894,436  CHEYNE FINANCE LLC                                                         5.24        07/17/2007           888,444
    894,436  CHEYNE FINANCE LLC                                                         5.25        07/18/2007           888,318
  1,118,045  CHEYNE FINANCE LLC+/-++                                                    5.30        02/25/2008         1,117,922
    447,218  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007           447,223
 11,595,168  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $11,596,894)                5.36        06/01/2007        11,595,168
  1,118,045  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007         1,109,258
    631,293  COBBLER FUNDING LIMITED                                                    5.31        07/30/2007           625,870
    178,887  COMERICA BANK+/-                                                           5.33        07/20/2007           178,909
  1,878,316  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29        06/12/2007         1,875,311
    223,609  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32        06/26/2007           222,793
    102,413  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.72        10/29/2007           102,624
    566,670  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007           566,421
  1,565,264  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007         1,562,070
  1,053,288  DEER VALLEY FUNDING LLC                                                    5.31        07/11/2007         1,047,158
    894,436  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007           888,971

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    90,696  ERASMUS CAPITAL CORPORATION++                                              5.28%       06/15/2007    $       90,511
    220,434  FAIRWAY FINANCE CORPORATION++                                              5.32        06/26/2007           219,629
    894,436  FCAR OWNER TRUST SERIES II                                                 5.26        06/11/2007           893,130
    447,218  FCAR OWNER TRUST SERIES II                                                 5.27        06/21/2007           445,912
     37,835  FCAR OWNER TRUST SERIES II                                                 5.25        06/22/2007            37,719
    290,692  FCAR OWNER TRUST SERIES II                                                 5.26        07/20/2007           288,619
 12,247,968  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $12,249,792)             5.36        06/01/2007        12,247,968
    894,436  FIVE FINANCE INCORPORATED                                                  5.27        06/22/2007           891,699
     44,722  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007            44,731
    804,993  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24        06/18/2007           802,996
    111,849  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25        06/25/2007           111,458
    715,549  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007           715,549
    903,157  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                        5.41        06/22/2007           903,193
  1,522,331  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007         1,522,376
    983,880  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007           981,873
    459,606  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007           458,333
  1,118,045  GERMAN RESIDENTIAL FUNDING+/-++                                            5.33        08/22/2007         1,118,045
  1,118,045  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007         1,118,045
  3,011,254  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/19/2007         2,990,205
    447,218  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007           442,858
  1,118,045  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007         1,106,977
  1,378,058  HUDSON-THAMES LLC                                                          5.24        07/16/2007         1,369,032
     31,305  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007            31,306
  1,565,264  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         1,565,264
  2,012,482  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007         2,004,552
  1,609,985  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         1,609,985
    902,128  KLIO FUNDING CORPORATION++                                                 5.29        07/24/2007           895,173
  2,279,918  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007         2,272,942
  1,647,731  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007         1,637,663
    263,859  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007           261,861
  1,028,602  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007         1,020,671
    913,935  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007           912,071
    804,993  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007           801,241
    244,271  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007           244,092
  1,520,989  LIBERTY HARBOUR CDO II LIMITED++                                           5.27        06/25/2007         1,515,665
    111,805  LIBERTY LIGHT US CAPITAL+/-++                                              5.34        11/21/2007           111,850
     67,083  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007            66,643
  1,609,985  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007         1,596,156
  2,236,091  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007         2,211,673
  3,354,136  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008         3,353,063
     44,722  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008            44,714
     33,541  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008            33,592
      7,603  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007             7,603
    134,165  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47        08/27/2007           134,224
  1,118,045  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008         1,117,967
     96,152  MORGAN STANLEY+/-                                                          5.48        11/09/2007            96,213
    687,598  MORGAN STANLEY SERIES EXL+/-                                               5.38        06/13/2008           687,660
  1,118,045  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007         1,118,314
  1,764,276  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007         1,764,611
    111,805  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007           111,841
    188,502  NORTH SEA FUNDING LLC                                                      5.32        06/05/2007           188,393
  2,099,913  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007         2,100,411
  1,118,045  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007         1,118,045
    804,993  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007           805,001
    894,436  SLM CORPORATION+/-++                                                       5.32        05/12/2008           894,436
    273,698  SLM CORPORATION SERIES MTN1+/-                                             5.57        07/25/2007           273,525

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    78,934  SOCIETE GENERALE (NORTH AMERICA)                                           5.26%       06/20/2007    $       78,715
    333,178  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007           332,205
  1,788,873  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008         1,789,588
    652,939  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007           647,238
    447,218  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007           446,503
  4,472,182  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007         4,472,181
    859,509  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008           859,491
     34,794  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007            34,566
  1,118,045  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        06/06/2008         1,118,057
    241,498  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007           241,566
     76,027  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007            75,923
    134,165  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007           133,013
      6,708  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007             6,709
    447,218  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007           443,573
    392,121  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007           391,321
  1,118,045  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007         1,111,375
    970,419  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007           967,022
    357,775  WHITE PINE FINANCE LLC SERIES MTN+/-++                                     5.33        06/21/2007           357,778
     22,361  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007            22,361
      4,472  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007             4,473

                                                                                                                     139,539,381
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $139,539,381)                                                          139,539,381
                                                                                                                  --------------

SHARES
SHORT-TERM INVESTMENTS - 2.77%
 13,604,107  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             13,604,107
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $13,604,107)                                                                       13,604,107
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $740,170,645)*                                             122.88%                                          $  737,608,741

OTHER ASSETS AND LIABILITIES, NET                                (22.88)                                            (137,330,614)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  600,278,127
                                                                 ======                                           ==============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

(C) INTEREST-ONLY SECURITIES ENTITLE HOLDERS TO RECEIVE ONLY THE INTEREST PAYMENTS ON THE UNDERLYING MORTGAGES. THE PRINCIPAL AMOUNT SHOWN IS THE NOTIONAL AMOUNT OF THE UNDERLYING MORTGAGES. INTEREST RATE DISCLOSED REPRESENTS THE COUPON RATE.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN U.S. DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $13,604,107.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $740,170,674 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                              $ 1,100,654
         GROSS UNREALIZED DEPRECIATION                               (3,662,587)
                                                                    -----------
         NET UNREALIZED APPRECIATION (DEPRECIATION)                 $(2,561,933)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
AGENCY SECURITIES - 33.17%

FEDERAL HOME LOAN MORTGAGE CORPORATION - 5.35%
$ 5,166,576  FHLMC #1B3391<<+/-                                                        5.79%        05/01/2037    $    5,181,682
  7,972,442  FHLMC #1H2628<<+/-                                                        6.15         07/01/2036         8,021,090
  4,159,507  FHLMC #1J1465<<+/-                                                        5.90         01/01/2037         4,171,815
  6,146,118  FHLMC #1J1578<<+/-                                                        6.01         04/01/2037         6,190,332
 10,399,000  FHLMC #1J1647+/-                                                          5.92         04/01/2037        10,432,485
  1,924,068  FHLMC #B13150                                                             4.00         03/01/2019         1,805,375
  2,210,599  FHLMC #E01279<<                                                           5.50         01/01/2018         2,200,729
  5,651,237  FHLMC #E01497<<                                                           5.50         11/01/2018         5,622,345
  2,442,536  FHLMC #G11594<<                                                           5.50         08/01/2019         2,429,850
  6,882,899  FHLMC #G11658<<                                                           5.50         01/01/2020         6,841,942
  5,054,889  FHLMC #G12456<<                                                           4.00         10/01/2021         4,719,357
    931,260  FHLMC #G12457<<                                                           4.00         02/01/2020           871,419
  3,704,225  FHLMC #G12474<<                                                           5.50         01/01/2017         3,690,047
 16,397,027  FHLMC #G12545<<                                                           4.00         10/01/2021        15,308,630
  2,574,012  FHLMC #G12569<<                                                           4.00         05/01/2020         2,408,611
  2,575,953  FHLMC #G12570<<                                                           4.00         02/01/2021         2,404,967
  1,508,189  FHLMC #J02372<<                                                           5.50         05/01/2020         1,500,356
  1,535,500  FHLMC #J02373<<                                                           5.50         05/01/2020         1,527,525
  1,642,802  FHLMC #J04514                                                             5.50         03/01/2017         1,635,436
     18,645  FHLMC SERIES 2631 CLASS MT<<                                              3.50         01/15/2022            18,498
  4,006,721  FHLMC SERIES 2645 CLASS MK<<                                              3.50         07/15/2022         3,963,874
    243,070  FHLMC SERIES 2727 CLASS PW<<                                              3.57         06/15/2029           236,364
  4,460,001  FHLMC SERIES 2890 CLASS AP<<                                              3.75         12/15/2011         4,353,185
  4,987,103  FHLMC SERIES 3035 CLASS DM<<                                              5.50         11/15/2025         4,983,557

                                                                                                                     100,519,471
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.51%
  6,881,839  FNMA #190337<<                                                            5.00         07/01/2033         6,568,480
 33,563,858  FNMA #254828<<                                                            5.00         08/01/2033        32,035,552
  8,045,233  FNMA #254949                                                              5.00         11/01/2033         7,678,899
  1,666,108  FNMA #256559                                                              5.50         01/01/2017         1,658,582
  1,509,804  FNMA #256646                                                              5.50         03/01/2017         1,502,985
  5,200,701  FNMA #256682<<                                                            5.50         04/01/2017         5,177,211
  5,796,295  FNMA #256719<<                                                            5.50         05/01/2017         5,770,114
 18,541,672  FNMA #555592<<                                                            5.50         07/01/2033        18,154,887
  3,636,241  FNMA #678915<<                                                            5.50         01/01/2033         3,560,623
  8,741,401  FNMA #688017<<                                                            5.50         03/01/2033         8,559,053
  1,518,729  FNMA #699613                                                              5.50         06/01/2033         1,487,048
 16,192,462  FNMA #725222<<                                                            5.50         02/01/2034        15,854,683
  8,438,334  FNMA #725425<<                                                            5.50         04/01/2034         8,262,538
  1,442,975  FNMA #725564                                                              4.49         04/01/2009         1,420,711
  6,751,598  FNMA #725611<<                                                            5.50         06/01/2034         6,610,758
 11,146,338  FNMA #725614<<                                                            5.50         06/01/2034        10,913,822
     94,824  FNMA #728720<<                                                            5.00         07/01/2033            90,506
  7,025,696  FNMA #728877<<                                                            5.00         08/01/2033         6,705,786
 33,059,120  FNMA #735036<<                                                            5.50         12/01/2034        32,350,849
 34,783,498  FNMA #735141<<                                                            5.50         01/01/2035        34,038,283
 18,440,048  FNMA #735224<<                                                            5.50         02/01/2035        18,055,384
  6,071,348  FNMA #735301<<                                                            4.00         03/01/2020         5,680,156
 13,838,504  FNMA #745018<<                                                            4.00         09/01/2020        12,946,856
 14,082,811  FNMA #745314                                                              4.00         05/01/2034        12,657,616
  6,477,620  FNMA #745454<<                                                            4.00         12/01/2020         6,060,251
  1,167,167  FNMA #745666+/-                                                           6.43         07/01/2036         1,187,908
  4,510,839  FNMA #745743<<                                                            4.00         05/01/2021         4,209,845
  2,981,371  FNMA #822051<<+/-                                                         5.03         07/01/2035         2,955,111

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
$ 1,559,597  FNMA #835243<<+/-                                                         4.87%        09/01/2035    $    1,529,532
  2,690,308  FNMA #868444+/-                                                           5.74         04/01/2036         2,677,663
 46,887,519  FNMA #888019<<                                                            5.50         10/01/2021        46,550,778
  4,272,159  FNMA #888061<<+/-                                                         5.08         10/01/2036         4,238,756
  8,859,816  FNMA #888202<<                                                            5.50         02/01/2017         8,819,799
  1,504,486  FNMA #888254+/-                                                           5.19         11/01/2036         1,487,974
 35,292,191  FNMA #888407<<                                                            5.00         09/01/2036        33,644,301
    812,377  FNMA #891057+/-                                                           5.50         06/01/2036           815,473
  7,845,920  FNMA #894446+/-                                                           5.91         09/01/2036         7,906,627
  9,176,552  FNMA #902329+/-                                                           5.92         11/01/2036         9,221,001
  3,145,392  FNMA #917831+/-                                                           5.61         05/01/2037         3,147,348
  2,965,455  FNMA #917887+/-                                                           5.94         05/01/2037         2,971,016
 20,037,000  FNMA #928260                                                              4.00         03/01/2036        17,807,884
  1,210,534  FNMA SERIES 2003-113 CLASS PN                                             3.50         02/25/2013         1,192,050
    265,329  FNMA SERIES 2003-92 CLASS NM                                              3.50         04/25/2013           261,559
  2,607,439  FNMA SERIES 2005-45 CLASS BA                                              4.50         11/25/2014         2,588,627
  5,100,027  FNMA SERIES 2005-69 CLASS JM                                              4.50         08/25/2025         4,642,826
 31,440,000  FNMA TBA%%                                                                5.50         06/01/2032        30,693,300
 27,317,000  FNMA TBA%%                                                                5.50         07/01/2033        26,659,698

                                                                                                                     479,010,709
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 2.31%
  7,682,240  GNMA #3624<<                                                              5.50         10/20/2034         7,545,699
 10,884,241  GNMA #781795<<                                                            6.00         07/15/2034        10,968,332
  1,396,486  GNMA SERIES 2006-3 CLASS A                                                4.21         01/16/2028         1,360,320
  3,897,784  GNMA SERIES 2006-33 CLASS NA                                              5.00         01/20/2036         3,666,141
 19,682,000  GNMA TBA%%                                                                6.00         06/01/2034        19,774,259

                                                                                                                      43,314,751
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $627,306,984)                                                                          622,844,931
                                                                                                                  --------------
ASSET BACKED SECURITIES - 5.70%
  2,682,605  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST SERIES
             2003-DM CLASS A4                                                          2.84         08/06/2010         2,671,305
  3,908,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST
             SERIES 2007-1 CLASS A3                                                    5.12         10/08/2009         3,907,375
    497,488  CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8                   6.48         12/26/2009           499,283
  2,073,873  CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7                    6.42         12/26/2009         2,079,023
     36,064  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2004-2 CLASS A2               3.35         02/15/2008            36,030
  2,931,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3               5.03         10/15/2009         2,921,403
  2,188,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A              5.00         04/15/2011         2,177,115
  9,634,000  CAPITAL ONE MASTER TRUST SERIES 1998-1 CLASS A                            6.31         06/15/2011         9,710,545
  1,506,000  CAPITAL ONE MULTI-ASSET EXECUTION TRUST SERIES
             2006-A10 CLASS A10                                                        5.15         06/16/2014         1,498,620
  4,680,000  CARMAX AUTO OWNER TRUST SERIES 2006-2 CLASS A3                            5.15         02/15/2011         4,665,870
  2,715,000  CARMAX AUTO OWNER TRUST SERIES 2007-2 CLASS A3                            5.23         12/15/2011         2,714,480
  3,580,000  CHASE ISSUANCE TRUST SERIES 2004-A9 CLASS A9                              3.22         06/15/2010         3,552,705
  4,195,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2004-A4 CLASS A4               3.20         08/24/2009         4,173,962
  2,337,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES
             INCORPORATED SERIES 2006-1 CLASS A2                                       5.68         07/25/2036         2,329,138
  2,283,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES
             INCORPORATED SERIES 2006-2 CLASS A2+/-                                    5.56         09/25/2036         2,271,671
  3,278,605  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES
             2007-AHL1 CLASS A2A+/-                                                    5.36         12/25/2036         3,278,045
  3,514,000  CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                            5.43         09/15/2011         3,517,276
  1,404,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES
             2001-1 CLASS A5                                                           6.21         12/30/2011         1,434,289
  4,896,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2             5.55         08/25/2021         4,872,901
  1,457,336  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3
             CLASS 2A1+/-                                                              5.42         05/25/2047         1,457,455
  2,322,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                         4.94         02/08/2012         2,297,393
  1,013,000  DISCOVER CARD MASTER TRUST I SERIES 2003-1 CLASS A3+/-                    5.46         04/16/2010         1,013,606
  3,607,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++                  5.26         04/25/2037         3,552,613
  1,893,691  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A3                       3.48         11/15/2008         1,886,439
  1,033,954  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                       4.17         01/15/2009         1,030,523

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES (CONTINUED)
 $2,287,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                5.34%        01/15/2010    $    2,282,906
  1,829,000  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                   5.29         01/18/2011         1,828,050
    759,886  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2004-2 CLASS A3                 3.30         06/16/2008           758,317
    819,586  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B+/-         5.14         11/25/2035           814,823
  2,717,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7                2.65         11/15/2010         2,643,149
    562,528  MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-                5.39         12/25/2035           562,606
  1,599,486  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                 5.36         01/25/2037         1,599,247
  1,553,800  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                5.37         12/25/2036         1,553,683
  1,416,107  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-          5.43         02/25/2047         1,416,611
  5,165,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-           5.37         08/15/2012         5,174,206
  1,334,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                5.16         02/15/2010         1,330,477
  1,110,025  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES
             2006-1 CLASS AF1+/-                                                       5.42         12/25/2036         1,105,516
  1,387,021  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED
             SERIES 2003-RS7 CLASS AI6                                                 5.34         08/25/2033         1,355,174
    632,321  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2003-B CLASS A4                 3.20         12/13/2010           622,319
  1,112,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                 5.52         11/12/2012         1,114,300
  1,411,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                 5.26         11/14/2011         1,408,290
    315,621  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A3                              3.16         02/17/2009           314,591
  2,286,000  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                              3.53         06/15/2011         2,251,570
    316,165  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                              3.90         07/15/2009           314,486
  1,971,000  USAA AUTO OWNER TRUST SERIES 2006-3 CLASS A4                              5.36         06/15/2012         1,973,434
  4,223,610  WACHOVIA AUTO OWNER TRUST SERIES 2004-A CLASS A4                          3.66         07/20/2010         4,204,961
    457,467  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A2                          4.82         02/20/2009           457,168
    904,980  WFS FINANCIAL OWNER TRUST SERIES 2003-3 CLASS A4                          3.25         05/20/2011           900,184
    381,364  WFS FINANCIAL OWNER TRUST SERIES 2003-4 CLASS A4                          3.15         05/20/2011           378,374
    706,012  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                          2.81         08/22/2011           698,115
    363,501  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                         4.25         06/17/2010           361,774

TOTAL ASSET BACKED SECURITIES (COST $107,053,820)                                                                    106,973,396
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 33.79%
  3,653,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                           5.42         04/15/2037         3,612,927
    573,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2004-2 CLASS A5                                                    4.58         11/10/2038           541,904
    585,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2005-4 CLASS A5A                                                   4.93         07/10/2045           558,230
    624,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2005-5 CLASS A4+/-                                                 5.12         10/10/2045           602,856
  5,092,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2005-6 CLASS A4+/-                                                 5.18         09/10/2047         4,971,599
  1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2002-PB2 CLASS B                                                   6.31         06/11/2035         1,208,604
  1,366,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2003-1 CLASS A2                                                    4.65         09/11/2036         1,307,940
  3,509,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED
             SERIES 2004-1 CLASS A4                                                    4.76         11/10/2039         3,354,760
  3,688,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
             INCORPORATED SERIES 2004-ESA CLASS C++                                    4.94         05/14/2016         3,657,369
  2,506,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES
             INCORPORATED SERIES 2005-T18 CLASS A4+/-                                  4.93         02/13/2042         2,399,228
    649,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
             2004-PWR6 CLASS A6                                                        4.83         11/11/2041           621,243
  2,664,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES
             2007-PW15 CLASS A3                                                        5.31         02/11/2044         2,618,272
  1,539,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2004-C1 CLASS C+/-             5.53         04/15/2040         1,524,051
  4,907,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             1999-1 CLASS E+/-                                                         7.09         05/15/2032         4,991,630
    680,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2000-C1 CLASS C                                                           7.71         08/15/2033           720,796
  2,462,000  COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2004-LB3A CLASS B+/-                                                      5.44         07/10/2037         2,419,591
  4,807,615  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C6
             CLASS 2A1+/-                                                              5.39         07/25/2036         4,808,451
  5,238,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2002-CKS4 CLASS A2                                                 5.18         11/15/2036         5,148,558
  2,602,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2003-C4 CLASS A4+/-                                                5.14         08/15/2036         2,545,695
  3,542,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2004-C5 CLASS A4                                                   4.83         11/15/2037         3,381,900
  1,182,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2005-C1 CLASS AAB                                                  4.82         02/15/2038         1,146,968
  1,225,000  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION
             SERIES 2005-C2 CLASS A4                                                   4.83         04/15/2037         1,164,388
  3,005,980  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2
             CLASS A1B                                                                 7.30         06/10/2032         3,092,157
 16,147,436  FHLB SERIES I7-2014 CLASS 1                                               5.34         03/20/2014        16,028,946
  1,673,448  FHLMC SERIES 1663 CLASS ZB                                                6.75         01/15/2024         1,714,547
  2,527,297  FHLMC SERIES 2583 CLASS TD                                                4.50         12/15/2013         2,450,958

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 5,901,885  FHLMC SERIES 2614 CLASS TD<<                                              3.50%        05/15/2016    $    5,662,355
  2,565,000  FHLMC SERIES 2623 CLASS AJ                                                4.50         07/15/2016         2,477,656
 11,267,104  FHLMC SERIES 2632 CLASS NE<<                                              4.00         06/15/2013        10,838,440
 12,101,115  FHLMC SERIES 2647 CLASS PJ                                                3.25         06/15/2026        11,719,293
  4,329,557  FHLMC SERIES 2780 CLASS TB                                                3.00         12/15/2024         4,222,910
    959,214  FHLMC SERIES 2814 CLASS BD<<                                              4.00         04/15/2018           926,193
  1,518,414  FHLMC SERIES 2899 CLASS QY                                                4.00         10/15/2025         1,487,563
  4,534,000  FHLMC SERIES 2950 CLASS OP                                                5.50         10/15/2033         4,474,550
  2,919,000  FHLMC SERIES 2964 CLASS ND                                                5.50         04/15/2033         2,853,050
  2,009,633  FHLMC SERIES 2975 CLASS EA<<                                              5.00         05/15/2018         1,988,015
    391,781  FHLMC SERIES 3000 CLASS PA                                                3.90         01/15/2023           379,386
  4,105,000  FHLMC SERIES 3017 CLASS TA                                                4.50         08/15/2035         3,920,355
  3,647,908  FHLMC SERIES 3020 CLASS MA                                                5.50         04/15/2027         3,644,793
  6,468,571  FHLMC SERIES 3086 CLASS PA<<                                              5.50         05/15/2026         6,464,852
  6,739,274  FHLMC SERIES 3135 CLASS JA                                                6.00         09/15/2027         6,782,127
  6,956,413  FHLMC SERIES 3151 CLASS LA                                                6.00         11/15/2027         6,995,999
  5,803,504  FHLMC SERIES 3151 CLASS PA<<                                              6.00         03/15/2026         5,837,390
 13,891,499  FHLMC SERIES 3164 CLASS NA<<                                              6.00         02/15/2027        13,982,352
  2,178,000  FHLMC SERIES 3164 CLASS NC                                                6.00         12/15/2032         2,191,447
 17,508,726  FHLMC SERIES 3167 CLASS QA<<                                              6.00         10/15/2026        17,628,170
  6,627,189  FHLMC SERIES 3171 CLASS NE                                                6.00         05/15/2027         6,669,540
  7,835,768  FHLMC SERIES 3172 CLASS PA<<                                              6.00         04/15/2027         7,884,933
  5,038,316  FHLMC SERIES 3173 CLASS PH                                                6.00         09/15/2027         5,072,729
  6,469,276  FHLMC SERIES 3176 CLASS HA<<                                              6.00         02/15/2028         6,516,420
  2,104,623  FHLMC SERIES 3177 CLASS PA                                                6.00         12/15/2026         2,118,285
  3,588,222  FHLMC SERIES 3178 CLASS MA                                                6.00         10/15/2026         3,611,562
  8,106,000  FHLMC SERIES 3179 CLASS PD<<                                              5.75         12/15/2018         8,118,683
  6,737,499  FHLMC SERIES 3184 CLASS LA                                                6.00         03/15/2028         6,781,834
  4,288,147  FHLMC SERIES 3192 CLASS GA                                                6.00         03/15/2027         4,315,646
  4,701,000  FHLMC SERIES 3205 CLASS PC                                                6.00         09/15/2032         4,731,804
  6,038,447  FHLMC SERIES 3215 CLASS QA<<                                              6.00         06/15/2027         6,078,531
  4,104,268  FHLMC SERIES 3216 CLASS NA                                                6.00         05/15/2028         4,134,917
 11,037,118  FHLMC SERIES 3217 CLASS PY<<                                              6.00         07/15/2029        11,114,816
  2,325,824  FHLMC SERIES 3228 CLASS PC                                                5.50         07/15/2030         2,311,229
  8,789,933  FHLMC SERIES 3228 CLASS PH                                                5.50         04/15/2027         8,776,158
  2,003,000  FHLMC SERIES 3268 CLASS HC                                                5.00         12/15/2032         1,915,617
 13,450,000  FHLMC SERIES 3279 CLASS PA<<                                              5.50         02/15/2023        13,438,522
  4,608,000  FHLMC SERIES 3279 CLASS PH                                                6.00         02/15/2027         4,653,708
  6,863,194  FHLMC SERIES 3288 CLASS PA                                                5.50         05/15/2029         6,851,710
  5,156,000  FHLMC SERIES 3291 CLASS BY                                                4.50         03/15/2022         4,688,162
  2,201,000  FHLMC SERIES 3298 CLASS VB                                                5.00         11/15/2025         2,045,125
  2,615,000  FHLMC SERIES 3300 CLASS PB                                                5.50         02/15/2031         2,596,312
  4,830,000  FHLMC SERIES 3303 CLASS PB<<                                              5.50         08/15/2030         4,796,429
  1,921,000  FHLMC SERIES 3305 CLASS PD                                                5.50         11/15/2035         1,871,879
  2,235,000  FHLMC SERIES 3312 CLASS AP                                                5.50         11/15/2025         2,232,234
 14,101,000  FHLMC SERIES 3316 CLASS EA                                                5.50         10/15/2029        14,077,932
  7,207,000  FHLMC SERIES 3316 CLASS HA                                                5.00         07/15/2035         6,988,546
  1,251,000  FHLMC SERIES 3316 CLASS PB                                                5.50         03/15/2031         1,241,338
  2,369,997  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
             SERIES 1999-C4 CLASS A2                                                   7.39         12/15/2031         2,450,512
  1,574,000  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE
             SERIES 2001-C4 CLASS B                                                    6.42         12/12/2033         1,625,896
  4,802,293  FNMA BENCHMARK REMIC SERIES 2007-B1 CLASS VA                              5.50         04/25/2017         4,785,747
    338,232  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS A                                4.77         04/25/2012           333,618
  1,821,039  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS A                                 3.81         11/25/2012         1,745,824
  1,721,613  FNMA SERIES 2003-15 CLASS CH<<                                            4.00         02/25/2017         1,667,728
  2,245,000  FNMA SERIES 2003-16 CLASS PN                                              4.50         10/25/2015         2,204,172
  6,074,217  FNMA SERIES 2003-30 CLASS ET                                              3.50         08/25/2016         5,856,700
  3,824,323  FNMA SERIES 2003-33 CLASS CH<<                                            4.00         07/25/2017         3,686,481

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 7,984,285  FNMA SERIES 2003-34 CLASS QJ<<                                            4.50%        01/25/2016    $    7,838,437
  9,797,500  FNMA SERIES 2003-86 CLASS OX<<                                            4.50         09/25/2026         9,584,857
  3,931,000  FNMA SERIES 2003-92 CLASS PC                                              4.50         05/25/2015         3,846,968
  3,753,964  FNMA SERIES 2004-19 CLASS AY                                              4.00         04/25/2019         3,346,725
  3,257,110  FNMA SERIES 2004-34 CLASS PI                                              3.50         05/25/2014         3,196,754
  5,161,109  FNMA SERIES 2005-29 CLASS AD<<                                            4.50         08/25/2034         5,043,456
  2,827,217  FNMA SERIES 2005-38 CLASS CD                                              5.00         06/25/2019         2,784,675
  9,502,709  FNMA SERIES 2006-112 CLASS QA<<                                           5.50         03/25/2033         9,471,959
  3,780,442  FNMA SERIES 2006-18 CLASS PA                                              5.50         01/25/2026         3,770,316
  6,775,445  FNMA SERIES 2006-29 CLASS PA                                              5.50         08/25/2026         6,760,695
  3,861,902  FNMA SERIES 2006-31 CLASS PA                                              5.50         11/25/2026         3,853,259
  8,058,894  FNMA SERIES 2006-34 CLASS PA<<                                            6.00         05/25/2027         8,089,104
  2,521,160  FNMA SERIES 2006-41 CLASS MA                                              5.50         04/25/2024         2,515,981
  1,165,000  FNMA SERIES 2006-53 CLASS PA                                              5.50         12/25/2026         1,162,023
  2,196,281  FNMA SERIES 2006-55 CLASS PA<<                                            6.00         05/25/2026         2,205,266
  2,203,933  FNMA SERIES 2006-64 CLASS PA                                              5.50         02/25/2030         2,197,756
  7,471,961  FNMA SERIES 2006-80 CLASS PB<<                                            6.00         10/25/2027         7,512,645
  8,432,459  FNMA SERIES 2007-30 CLASS MA<<                                            4.25         02/25/2037         8,097,567
  5,035,000  FNMA SERIES 2007-5 CLASS PB                                               6.00         07/25/2033         5,062,074
  1,289,499  FNMA SERIES G93-20 CLASS ZQ                                               7.00         05/25/2023         1,332,660
  1,820,105  FNMA SERIES G93-39 CLASS ZQ<<                                             6.50         12/25/2023         1,867,424
  2,357,121  FNMA SERIES G93-41 CLASS Z                                                7.00         12/25/2023         2,440,058
  1,612,123  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
             2001-2 CLASS A3                                                           6.03         08/11/2033         1,624,747
  3,697,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES
             2004-C3 CLASS A4+/-                                                       5.19         07/10/2039         3,612,864
    125,298  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 1997-C1 CLASS A3                                                   6.87         07/15/2029           125,004
    956,169  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2004-C1 CLASS A1                                                   3.12         03/10/2038           936,119
    377,196  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED
             SERIES 2004-C2 CLASS A1                                                   3.90         08/10/2038           370,225
  4,684,181  GNMA SERIES 2004-88 CLASS MA<<                                            3.65         01/20/2028         4,583,242
  9,574,736  GNMA SERIES 2006-17 CLASS KY                                              5.00         04/20/2036         9,398,847
  1,850,000  GNMA SERIES 2006-37 CLASS JG                                              5.00         07/20/2036         1,736,963
  2,691,145  GNMA SERIES 2006-8 CLASS A                                                3.94         08/16/2025         2,622,585
 13,779,000  GNMA SERIES 2007-7 CLASS PG<<                                             5.00         02/16/2037        12,875,985
  1,051,000  GS MORTGAGE SECURITIES CORPORATION II SERIES
             1998-C1 CLASS B                                                           6.97         10/18/2030         1,065,701
  6,704,000  GS MORTGAGE SECURITIES CORPORATION II SERIES
             1998-GLII CLASS A2                                                        6.56         04/13/2031         6,734,949
  1,062,000  GS MORTGAGE SECURITIES CORPORATION II SERIES
             2004-GG2 CLASS A6+/-                                                      5.40         08/10/2038         1,050,194
    594,000  HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES
             1999-PH1 CLASS C+/-                                                       6.87         05/15/2031           606,871
  2,405,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2005-LDP3 CLASS ASB+/-                                 4.89         08/15/2042         2,330,927
  5,764,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2002-C2 CLASS A2                                       5.05         12/12/2034         5,633,440
  1,152,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2002-CIB5 CLASS A2                                     5.16         10/12/2037         1,131,849
  2,177,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2003-CB7 CLASS A4+/-                                   4.88         01/12/2038         2,098,432
  1,727,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2005-CB11 CLASS ASB+/-                                 5.20         08/12/2037         1,698,866
  1,160,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES
             CORPORATION SERIES 2005-CB13 CLASS AM+/-                                  5.34         01/12/2043         1,139,324
    397,000  LEHMAN BROTHERS COMMERCIAL CONDUIT MORTGAGE TRUST
             SERIES 1999-C2 CLASS B                                                    7.43         10/15/2032           413,190
  4,857,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2002-C2 CLASS A4                                                   5.59         06/15/2031         4,871,771
  2,086,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2003-C5 CLASS A2                                                   3.48         07/15/2027         2,040,918
  1,697,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2003-C8 CLASS A4+/-                                                5.12         11/15/2032         1,658,145
  1,389,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2005-C7 CLASS AM+/-                                                5.26         11/15/2040         1,352,938
  3,500,000  LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST
             SERIES 2007-C2 CLASS A2                                                   5.30         02/15/2040         3,466,142
  6,905,000  MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST
             SERIES 2006-4 CLASS ASB+/-                                                5.13         12/12/2049         6,720,144
  6,311,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-                 4.86         10/12/2041         6,041,904

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   929,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-                   5.28%       02/12/2042     $     908,333
  1,556,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-                  5.11        07/12/2038         1,496,120
  4,797,000  MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-                   5.29        01/12/2044         4,684,011
  4,079,000  MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                          5.01        04/15/2038         3,972,847
    373,000  MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS D                           4.90        01/13/2041           357,955
  1,160,000  MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                        4.76        09/13/2045         1,106,880
  3,736,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                         5.04        01/14/2042         3,651,749
  5,873,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                      5.35        11/14/2042         5,785,786
  2,329,080  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2002-IQ2 CLASS A3              5.52        12/15/2035         2,327,530
    102,191  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-           5.84        02/25/2028           102,206
  2,686,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4            6.29        04/15/2034         2,769,375
  2,251,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4            4.98        11/15/2034         2,191,179
  1,330,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3            4.96        08/15/2035         1,305,298
  3,530,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS A2+/-++       5.08        10/15/2035         3,436,453
  1,610,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3            4.45        11/15/2035         1,564,111
  1,074,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4            5.01        12/15/2035         1,040,972
    633,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B             5.11        12/15/2035           616,376
  9,936,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4           4.75        02/15/2041         9,473,164
  3,191,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B            5.31        01/15/2041         3,133,320
  1,614,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS B            4.89        10/15/2041         1,536,323
  3,776,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C18 CLASS A4           4.94        04/15/2042         3,611,033
  1,364,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS A6           4.70        05/15/2044         1,282,563
  3,561,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A7+/-        5.12        07/15/2042         3,444,709
  1,746,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-        5.20        10/15/2044         1,709,989
  8,153,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C22 CLASS A4+/-        5.27        12/15/2044         7,994,407
  3,987,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS APB          6.00        06/15/2045         4,069,188

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $639,795,904)                                                        634,556,565
                                                                                                                   -------------
CORPORATE BONDS & NOTES - 14.68%

BUSINESS SERVICES - 0.41%
  7,450,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           6.00        06/15/2012         7,614,109
                                                                                                                   -------------
CHEMICALS & ALLIED PRODUCTS - 0.49%
  3,115,000  ABBOTT LABORATORIES                                                        5.88        05/15/2016         3,161,376
  2,365,000  AMGEN INCORPORATED++                                                       5.85        06/01/2017         2,354,388
  2,450,000  ESTEE LAUDER COMPANIES INCORPORATED                                        5.55        05/15/2017         2,413,184
  1,250,000  TEVA PHARMACEUTICAL FINANCE LLC                                            6.15        02/01/2036         1,192,546

                                                                                                                       9,121,494
                                                                                                                   -------------
COMMUNICATIONS - 1.74%
  4,990,000  AT&T INCORPORATED                                                          6.15        09/15/2034         4,889,302
  1,320,000  AT&T INCORPORATED                                                          6.80        05/15/2036         1,397,248
  5,763,000  COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                         8.38        03/15/2013         6,503,315
  2,390,000  COMCAST CORPORATION                                                        5.65        06/15/2035         2,116,873
  1,910,000  COX COMMUNICATIONS INCORPORATED++                                          5.88        12/01/2016         1,894,258
  1,260,000  EMBARQ CORPORATION                                                         8.00        06/01/2036         1,314,135
  2,500,000  SBC COMMUNICATIONS                                                         5.63        06/15/2016         2,474,370
  3,100,000  SPRINT CAPITAL CORPORATION                                                 6.13        11/15/2008         3,117,679
  1,120,000  SPRINT CAPITAL CORPORATION                                                 8.75        03/15/2032         1,291,052
  1,250,000  SPRINT NEXTEL CORPORATION                                                  6.00        12/01/2016         1,205,211
    980,000  TIME WARNER CABLE INCORPORATED++                                           5.85        05/01/2017           966,062
  1,235,000  TIME WARNER CABLE INCORPORATED++                                           6.55        05/01/2037         1,216,589
  1,595,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       8.38        07/15/2033         1,898,674
  2,465,000  VERIZON COMMUNICATIONS INCORPORATED<<                                      5.50        04/01/2017         2,406,032

                                                                                                                      32,690,800
                                                                                                                   -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS - 2.40%
$ 1,635,000  BAC CAPITAL TRUST XI                                                       6.63%       05/23/2036     $   1,710,913
  1,640,000  BANK OF AMERICA CORPORATION                                                4.25        10/01/2010         1,588,042
  2,020,000  BANK OF AMERICA CORPORATION                                                5.38        06/15/2014         1,997,936
  6,600,000  CITIGROUP INCORPORATED                                                     3.63        02/09/2009         6,421,727
  1,360,000  CITIGROUP INCORPORATED                                                     5.10        09/29/2011         1,342,339
  2,270,000  CITIGROUP INCORPORATED                                                     5.50        02/15/2017         2,232,779
  4,750,000  JPMORGAN CHASE & COMPANY<<                                                 5.60        06/01/2011         4,778,571
  1,585,000  JPMORGAN CHASE & COMPANY<<                                                 5.13        09/15/2014         1,543,240
  3,790,000  JPMORGAN CHASE CAPITAL XVIII                                               6.95        08/17/2036         3,932,648
  3,130,000  PNC FUNDING CORPORATION                                                    5.25        11/15/2015         3,034,476
  1,500,000  PNC FUNDING CORPORATION                                                    5.63        02/01/2017         1,484,310
  5,015,000  WACHOVIA CORPORATION                                                       5.30        10/15/2011         4,985,070
  2,600,000  WACHOVIA CORPORATION                                                       4.88        02/15/2014         2,494,157
  4,085,000  WASHINGTON MUTUAL BANK FA                                                  5.65        08/15/2014         4,034,338
  1,557,000  WASHINGTON MUTUAL INCORPORATED                                             4.00        01/15/2009         1,520,172
  1,975,000  ZIONS BANCORP                                                              5.50        11/16/2015         1,921,282

                                                                                                                      45,022,000
                                                                                                                   -------------

ELECTRIC, GAS & SANITARY SERVICES - 1.42%
  1,845,000  ALLEGHENY ENERGY SUPPLY++                                                  8.25        04/15/2012         2,006,438
  5,667,000  DPL INCORPORATED                                                           6.88        09/01/2011         5,925,007
  2,870,000  FIRSTENERGY CORPORATION SERIES B                                           6.45        11/15/2011         2,965,944
  1,875,000  FIRSTENERGY CORPORATION SERIES C                                           7.38        11/15/2031         2,098,044
  2,835,000  KANSAS GAS & ELECTRIC                                                      5.65        03/29/2021         2,748,136
  1,860,000  MIDAMERICAN ENERGY HOLDINGS                                                6.13        04/01/2036         1,837,481
  4,285,000  NEVADA POWER COMPANY SERIES A                                              8.25        06/01/2011         4,646,307
  1,330,000  NEVADA POWER COMPANY SERIES M                                              5.95        03/15/2016         1,322,505
  2,807,000  PUBLIC SERVICE COMPANY OF COLORADO                                         7.88        10/01/2012         3,109,446

                                                                                                                      26,659,308
                                                                                                                   -------------

FOOD & KINDRED PRODUCTS - 0.11%
  2,130,000  KRAFT FOODS INCORPORATED<<                                                 5.25        10/01/2013         2,074,015
                                                                                                                   -------------

GENERAL MERCHANDISE STORES - 0.22%
  4,305,000  TARGET CORPORATION                                                         5.38        05/01/2017         4,209,502
                                                                                                                   -------------

HEALTH SERVICES - 0.16%
  3,085,000  COVENTRY HEALTH CARE INCORPORATED                                          5.95        03/15/2017         3,048,767
                                                                                                                   -------------

HOLDING & OTHER INVESTMENT OFFICES - 0.54%
  7,055,000  ALLIED CAPITAL CORPORATION                                                 6.63        07/15/2011         7,134,136
    595,000  ERP OPERATING LP                                                           5.50        10/01/2012           591,870
  2,370,000  ERP OPERATING LP                                                           5.75        06/15/2017         2,351,301

                                                                                                                      10,077,307
                                                                                                                   -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.08%
  1,550,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                             5.50        10/15/2016         1,528,695
                                                                                                                   -------------

INSURANCE CARRIERS - 0.85%
  1,245,000  ACE INA HOLDINGS INCORPORATED                                              6.70        05/15/2036         1,292,192
  3,125,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                  4.70        10/01/2010         3,065,553
  1,275,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                  5.60        10/18/2016         1,273,126
  3,530,000  AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                       5.45        05/18/2017         3,478,321
  1,450,000  CIGNA CORPORATION                                                          6.15        11/15/2036         1,418,191
  2,852,000  LIBERTY MUTUAL GROUP<<++                                                   7.50        08/15/2036         2,991,275
  2,550,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                               5.70        12/14/2036         2,397,857

                                                                                                                      15,916,515
                                                                                                                   -------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
$ 3,485,000  TYCO INTERNATIONAL GROUP SA                                                6.38%       10/15/2011     $   3,634,398
                                                                                                                   -------------
MOTION PICTURES - 0.15%
  2,880,000  NEWS AMERICA INCORPORATED<<                                                6.40        12/15/2035         2,813,564
                                                                                                                   -------------
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.07%
  3,140,000  CAPITAL ONE BANK SERIES BKNT                                               4.88        05/15/2008         3,125,060
  1,945,000  CAPITAL ONE FINANCIAL COMPANY<<                                            6.15        09/01/2016         1,948,149
  4,229,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           3.75        12/15/2009         4,073,073
  6,155,000  RESIDENTIAL CAPITAL CORPORATION<<                                          6.13        11/21/2008         6,140,283
  4,910,000  RESIDENTIAL CAPITAL CORPORATION                                            6.50        04/17/2013         4,852,877

                                                                                                                      20,139,442
                                                                                                                   -------------
OFFICE EQUIPMENT - 0.12%
  2,350,000  XEROX CORPORATION                                                          5.50        05/15/2012         2,320,985
                                                                                                                   -------------
OIL & GAS EXTRACTION - 0.31%
  2,710,000  DEVON FINANCING CORPORATION ULC                                            6.88        09/30/2011         2,847,012
  1,110,000  EL PASO NATURAL GAS COMPANY++                                              5.95        04/15/2017         1,093,505
    590,000  PEMEX PROJECT FUNDING MASTER TRUST                                         6.63        06/15/2035           625,400
  1,230,000  SOUTHERN NATURAL GAS COMPANY++                                             5.90        04/01/2017         1,210,829

                                                                                                                       5,776,746
                                                                                                                   -------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.04%
    805,000  TESORO CORPORATION++                                                       6.50        06/01/2017           806,006
                                                                                                                   -------------
PHARMACEUTICALS - 0.51%
  8,545,000  WYETH                                                                      6.95        03/15/2011         8,966,978
    645,000  WYETH                                                                      5.95        04/01/2037           624,828

                                                                                                                       9,591,806
                                                                                                                   -------------
PRIMARY METAL INDUSTRIES - 0.16%
  1,030,000  CORNING INCORPORATED                                                       7.25        08/15/2036         1,074,885
  1,180,000  US STEEL CORPORATION                                                       5.65        06/01/2013         1,169,322
    825,000  US STEEL CORPORATION                                                       6.05        06/01/2017           817,650

                                                                                                                       3,061,857
                                                                                                                   -------------
RAILROAD TRANSPORTATION - 0.07%
  1,270,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                   6.15        05/01/2037         1,247,658
                                                                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.95%
  1,235,000  DEVELOPERS DIVERS REALTY                                                   5.38        10/15/2012         1,214,830
  3,575,000  HEALTH CARE PROPERTIES INVESTORS INCORPORATED                              5.65        12/15/2013         3,502,857
  1,985,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                      5.58        05/24/2010         1,992,090
  3,545,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.75        06/15/2011         3,597,335
  1,770,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.65        06/01/2014         1,761,895
    950,000  PROLOGIS TRUST                                                             5.25        11/15/2010           941,694
  2,680,000  PROLOGIS TRUST                                                             5.50        04/01/2012         2,668,125
  2,090,000  SIMON PROPERTY GROUP LP                                                    5.60        09/01/2011         2,097,610

                                                                                                                      17,776,436
                                                                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.90%
  4,535,000  CREDIT SUISSE USA INCORPORATED                                             5.50        08/16/2011         4,544,678
  7,340,000  GOLDMAN SACHS CAPITAL II+/-                                                5.79        12/29/2049         7,238,385
  4,790,000  GOLDMAN SACHS GROUP INCORPORATED                                           5.13        01/15/2015         4,615,136
  6,067,000  LAZARD GROUP LLC                                                           7.13        05/15/2015         6,310,675

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (CONTINUED)
$ 2,740,000  LEHMAN BROTHERS HOLDINGS CAPITAL TRUST V SERIES MTN+/-                     5.86%       11/29/2049     $   2,711,014
  3,895,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                           5.75        05/17/2013         3,922,771
  2,130,000  MERRILL LYNCH & COMPANY INCORPORATED<<                                     5.70        05/02/2017         2,096,804
  2,774,000  MORGAN STANLEY                                                             5.30        03/01/2013         2,731,206
  1,470,000  MORGAN STANLEY                                                             5.38        10/15/2015         1,430,849

                                                                                                                      35,601,518
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT - 0.79%
  4,220,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     6.50        11/15/2013         4,401,198
    990,000  DAIMLERCHRYSLER NA HOLDING CORPORATION<<                                   8.50        01/18/2031         1,264,445
  6,230,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                       5.69        03/13/2009         6,240,822
  2,975,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN                          5.75        09/08/2011         2,992,523

                                                                                                                      14,898,988
                                                                                                                   -------------

TOTAL CORPORATE BONDS & NOTES (COST $278,200,153)                                                                    275,631,916
                                                                                                                   -------------
FOREIGN CORPORATE BONDS - 2.46%
  2,975,000  AMERICA MOVIL SA DE CV                                                     6.38        03/01/2035         2,986,210
  1,490,000  CANADIAN NATURAL RESOURCES LIMITED                                         5.70        05/15/2017         1,464,250
  1,480,000  CANADIAN NATURAL RESOURCES LIMITED                                         6.25        03/15/2038         1,426,087
  2,640,000  CONOCOPHILLIPS (CANADA)                                                    5.63        10/15/2016         2,646,460
  1,200,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  8.25        06/15/2030         1,466,358
  1,995,000  FRANCE TELECOM SA                                                          8.50        03/01/2031         2,559,575
  1,771,000  HUSKY OIL COMPANY                                                          7.55        11/15/2016         1,960,986
  2,560,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                  7.45        11/24/2033         2,898,867
  3,045,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                    6.13        10/06/2016         3,060,225
  2,860,000  RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                     6.33        09/30/2027         2,845,414
  2,590,000  ROYAL BANK OF SCOTLAND GROUP PLC                                           5.00        10/01/2014         2,491,458
  1,480,000  ROGERS WIRELESS INCORPORATED<<                                             6.38        03/01/2014         1,518,292
  2,385,000  SHELL INTERNATIONAL FINANCE BV                                             5.20        03/22/2017         2,318,501
  6,015,000  TELEFONICA EMISIONES SAU                                                   5.98        06/20/2011         6,093,213
  2,435,000  TYCO INTERNATIONAL GROUP SA                                                6.88        01/15/2029         2,851,680
  3,605,000  VALE OVERSEAS LIMITED                                                      6.25        01/23/2017         3,627,456
  1,190,000  VALE OVERSEAS LIMITED                                                      6.88        11/21/2036         1,218,900
  2,835,000  WESTFIELD GROUP++                                                          5.40        10/01/2012         2,809,485

TOTAL FOREIGN CORPORATE BONDS@ (COST $46,639,513)                                                                     46,243,417
                                                                                                                   -------------
FOREIGN GOVERNMENT BONDS - 0.78%
  3,160,000  ISRAEL GOVERNMENT BOND<<                                                   5.50        11/09/2016         3,109,276
  1,870,000  ITALY GOVERNMENT INTERNATIONAL BOND                                        5.38        06/15/2033         1,791,697
  3,830,000  QUEBEC PROVINCE<<                                                          5.13        11/14/2016         3,754,974
  2,756,150  RUSSIAN FEDERATION++                                                       7.50        03/31/2030         3,088,542
  1,625,000  UNITED MEXICAN STATES SERIES MTNA                                          5.88        01/15/2014         1,662,375
  1,175,000  UNITED MEXICAN STATES SERIES MTNA<<                                        6.75        09/27/2034         1,307,775

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $14,814,203)                                                                    14,714,639
                                                                                                                   -------------
US TREASURY SECURITIES - 13.92%

US TREASURY BONDS - 5.62%
  8,434,000  US TREASURY BOND<<                                                         8.88        02/15/2019        11,291,675
 43,915,000  US TREASURY BOND<<                                                         6.25        08/15/2023        49,394,099
  5,697,000  US TREASURY BOND<<                                                         6.63        02/15/2027         6,763,854
  8,575,000  US TREASURY BOND<<                                                         6.25        05/15/2030         9,940,303
    776,000  US TREASURY BOND<<                                                         5.38        02/15/2031           809,283
 29,725,000  US TREASURY BOND<<                                                         4.50        02/15/2036        27,363,260

                                                                                                                     105,562,474
                                                                                                                   -------------

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES - 8.30%
$ 4,653,000  US TREASURY NOTE<<                                                         4.63%       11/30/2008    $    4,629,735
 29,686,000  US TREASURY NOTE<<                                                         4.50        04/30/2009        29,451,748
 21,126,000  US TREASURY NOTE<<                                                         4.50        11/30/2011        20,832,222
 16,852,000  US TREASURY NOTE<<                                                         4.63        02/29/2012        16,688,738
 23,593,000  US TREASURY NOTE<<                                                         4.50        04/30/2012        23,226,200
  5,894,000  US TREASURY NOTE                                                           4.75        05/31/2012         5,867,523
 24,598,000  US TREASURY NOTE                                                           4.63        02/15/2017        24,069,527
 32,039,000  US TREASURY NOTE<<                                                         4.50        05/15/2017        31,057,806

                                                                                                                     155,823,499
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $265,166,001)                                                                     261,385,973
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING - 46.11%

COLLATERAL INVESTED IN OTHER ASSETS - 46.11%
  2,575,787  AMERICAN EXPRESS BANK FSB SERIES BKNT+/-                                   5.40        11/21/2007         2,576,844
     77,274  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.41        06/27/2007            77,277
     28,334  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.47        01/18/2008            28,353
    213,790  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.31        07/10/2007           213,784
    257,579  AMERICAN HONDA FINANCE CORPORATION SERIES MTN+/-++                         5.45        09/27/2007           257,731
  3,808,302  APRECO LLC++                                                               5.27        06/15/2007         3,800,533
  5,151,575  AQUIFER FUNDING LIMITED++                                                  5.29        06/07/2007         5,147,093
 10,303,150  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     5.31        04/25/2008        10,300,265
  6,439,469  ATLAS CAPITAL FUNDING CORPORATION SERIES MTN1+/-++                         5.35        10/25/2007         6,440,048
 15,116,009  ATOMIUM FUNDING CORPORATION                                                5.30        07/26/2007        14,994,929
  5,151,575  ATOMIUM FUNDING CORPORATION++                                              5.30        08/07/2007         5,101,347
  4,879,057  ATOMIUM FUNDING CORPORATION                                                5.31        08/15/2007         4,825,777
 13,651,673  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.38        08/22/2007        13,651,673
  1,326,531  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.94        09/27/2007         1,329,237
  6,439,469  BEAR STEARNS & COMPANY INCORPORATED+/-                                     5.39        10/05/2007         6,439,469
 23,182,087  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT
             (MATURITY VALUE $23,185,539)                                               5.36        06/01/2007        23,182,087
 11,719,833  BEAR STEARNS & COMPANY INCORPORATED SERIES MTN+/-                          5.44        10/03/2007        11,724,872
 12,878,937  BEAR STEARNS & COMPANY INTERNATIONAL REPURCHASE AGREEMENT
             (MATURITY VALUE $12,880,855)                                               5.36        06/01/2007        12,878,937
    183,911  BETA FINANCE INCORPORATED                                                  5.32        07/16/2007           182,707
  3,863,681  BETA FINANCE INCORPORATED SERIES MTN+/-++                                  5.32        07/17/2007         3,863,797
  7,727,362  BNP PARIBAS+/-                                                             5.33        05/07/2008         7,726,126
 20,606,300  BNP PARIBAS REPURCHASE AGREEMENT (MATURITY VALUE $20,609,368)              5.36        06/01/2007        20,606,300
 10,303,150  BUCKINGHAM II CDO LLC++                                                    5.33        06/28/2007        10,262,555
  4,507,628  CAIRN HIGH GRADE FUNDING I LLC                                             5.25        06/07/2007         4,503,706
  1,030,315  CAIRN HIGH GRADE FUNDING I LLC                                             5.28        06/15/2007         1,028,213
  5,409,154  CAIRN HIGH GRADE FUNDING I LLC++                                           5.29        06/21/2007         5,393,359
  4,945,512  CAIRN HIGH GRADE FUNDING I LLC++                                           5.30        07/11/2007         4,916,729
  1,403,804  CAIRN HIGH GRADE FUNDING I LLC++                                           5.33        07/17/2007         1,394,399
  6,439,469  CAIRN HIGH GRADE FUNDING I LLC++                                           5.31        07/19/2007         6,394,457
    100,456  CATERPILLAR FINANCIAL SERVICES CORPORATION+/-                              5.43        08/20/2007           100,479
  5,603,883  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/11/2007         5,595,702
  5,022,786  CEDAR SPRINGS CAPITAL COMPANY++                                            5.26        06/14/2007         5,013,242
  4,378,839  CEDAR SPRINGS CAPITAL COMPANY                                              5.28        07/10/2007         4,353,967
  7,832,197  CEDAR SPRINGS CAPITAL COMPANY                                              5.31        08/07/2007         7,755,833
  3,863,681  CHARTA LLC++                                                               5.29        06/22/2007         3,851,858
  1,287,894  CHARTA LLC                                                                 5.30        07/12/2007         1,280,205
  1,159,104  CHEYNE FINANCE LLC++                                                       5.24        06/07/2007         1,158,096
 20,606,300  CHEYNE FINANCE LLC                                                         5.25        06/18/2007        20,555,196
  5,151,575  CHEYNE FINANCE LLC                                                         5.24        07/17/2007         5,117,059
  5,151,575  CHEYNE FINANCE LLC                                                         5.25        07/18/2007         5,116,338

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS   PORTFOLIO OF INVESTMENTS--MAY 31, 2007
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 6,439,469  CHEYNE FINANCE LLC+/-++                                                    5.30%       02/25/2008    $    6,438,760
  2,575,787  CIT GROUP INCORPORATED+/-                                                  5.42        12/19/2007         2,575,813
 66,783,263  CITIGROUP REPURCHASE AGREEMENT (MATURITY VALUE $66,793,206)                5.36        06/01/2007        66,783,263
  6,439,469  COBBLER FUNDING LIMITED++                                                  5.31        07/25/2007         6,388,854
  3,635,982  COBBLER FUNDING LIMITED                                                    5.31        07/30/2007         3,604,748
  1,030,315  COMERICA BANK+/-                                                           5.33        07/20/2007         1,030,438
 10,818,307  CORPORATE ASSET SECURITIZATION (AUSTRALIA)++                               5.29        06/12/2007        10,800,998
  1,287,894  CORPORATE ASSET SECURITIZATION (AUSTRALIA)                                 5.32        06/26/2007         1,283,193
    589,855  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED SERIES MTN+/-                5.72        10/29/2007           591,070
  3,263,780  DEER VALLEY FUNDING LLC++                                                  5.28        06/04/2007         3,262,344
  9,015,256  DEER VALLEY FUNDING LLC++                                                  5.30        06/15/2007         8,996,865
  6,066,495  DEER VALLEY FUNDING LLC                                                    5.31        07/11/2007         6,031,188
  5,151,575  DEER VALLEY FUNDING LLC++                                                  5.32        07/13/2007         5,120,099
    522,370  ERASMUS CAPITAL CORPORATION++                                              5.28        06/15/2007           521,304
  1,269,606  FAIRWAY FINANCE CORPORATION++                                              5.32        06/26/2007         1,264,972
  5,151,575  FCAR OWNER TRUST SERIES II                                                 5.26        06/11/2007         5,144,054
  2,575,787  FCAR OWNER TRUST SERIES II                                                 5.27        06/21/2007         2,568,266
    217,912  FCAR OWNER TRUST SERIES II                                                 5.25        06/22/2007           217,245
  1,674,262  FCAR OWNER TRUST SERIES II                                                 5.26        07/20/2007         1,662,324
 70,543,114  FIRST BOSTON REPURCHASE AGREEMENT (MATURITY VALUE $70,553,617)             5.36        06/01/2007        70,543,114
  5,151,575  FIVE FINANCE INCORPORATED                                                  5.27        06/22/2007         5,135,811
    257,579  FIVE FINANCE INCORPORATED+/-++                                             5.31        09/13/2007           257,630
  4,636,417  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.24        06/18/2007         4,624,919
    644,204  FOUNTAIN SQUARE COMMERCIAL FUNDING CORPORATION                             5.25        06/25/2007           641,950
  4,121,260  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              5.40        06/18/2007         4,121,260
  5,201,803  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA+/-                        5.41        06/22/2007         5,202,011
  8,767,980  GENWORTH FINANCIAL INCORPORATED+/-                                         5.50        06/15/2007         8,768,244
  5,666,732  GEORGE STREET FINANCE LLC++                                                5.29        06/15/2007         5,655,172
  2,647,137  GEORGE STREET FINANCE LLC                                                  5.29        06/20/2007         2,639,804
  6,439,469  GERMAN RESIDENTIAL FUNDING+/-++                                            5.33        08/22/2007         6,439,469
  6,439,469  GERMAN RESIDENTIAL FUNDING+/-++                                            5.34        08/22/2007         6,439,469
 17,343,550  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1++                           5.33        07/19/2007        17,222,318
  2,575,787  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/07/2007         2,550,674
  6,439,469  HIGH GRADE STRUCTURED CREDIT CDO SERIES 2007-1                             5.34        08/08/2007         6,375,718
  7,937,031  HUDSON-THAMES LLC                                                          5.24        07/16/2007         7,885,044
    180,305  IBM CORPORATION SERIES MTN+/-                                              5.35        06/28/2007           180,307
  9,015,256  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              5.39        09/17/2007         9,015,256
 11,591,044  KESTREL FUNDING US LLC++                                                   5.28        06/28/2007        11,545,375
  9,272,835  KESTREL FUNDING US LLC+/-++                                                5.29        02/25/2008         9,272,835
  5,195,878  KLIO FUNDING CORPORATION++                                                 5.29        07/24/2007         5,155,818
 13,131,364  KLIO III FUNDING CORPORATION++                                             5.29        06/22/2007        13,091,182
  9,490,231  KLIO III FUNDING CORPORATION++                                             5.30        07/13/2007         9,432,246
  1,519,715  KLIO III FUNDING CORPORATION++                                             5.30        07/23/2007         1,508,210
  5,924,311  KLIO III FUNDING CORPORATION++                                             5.29        07/24/2007         5,878,635
  5,263,879  LA FAYETTE ASSET SECURITIZATION CORPORATION                                5.29        06/15/2007         5,253,141
  4,636,417  LA FAYETTE ASSET SECURITIZATION CORPORATION++                              5.31        07/03/2007         4,614,812
  1,406,895  LIBERTY HARBOUR CDO II LIMITED                                             5.29        06/06/2007         1,405,868
  8,760,253  LIBERTY HARBOUR CDO II LIMITED++                                           5.27        06/25/2007         8,729,592
    643,947  LIBERTY LIGHT US CAPITAL+/-++                                              5.34        11/21/2007           644,211
    386,368  LIQUID FUNDING LIMITED++                                                   5.26        07/16/2007           383,837
  9,272,835  LIQUID FUNDING LIMITED                                                     5.29        07/30/2007         9,193,181
 12,878,937  LIQUID FUNDING LIMITED+/-++                                                5.29        08/15/2007        12,738,299
 19,318,406  LIQUID FUNDING LIMITED+/-++                                                5.33        06/11/2008        19,312,224
    257,579  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  5.33        02/15/2008           257,535
    193,184  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.59        01/02/2008           193,478
     43,788  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.39        08/24/2007            43,792

PORTFOLIO OF INVESTMENTS--MAY 31, 2007   WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   772,736  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNC+/-                        5.47%       08/27/2007    $      773,076
  6,439,469  METLIFE GLOBAL FUNDING I+/-++                                              5.31        02/22/2008         6,439,018
    553,794  MORGAN STANLEY+/-                                                          5.48        11/09/2007           554,149
  3,960,273  MORGAN STANLEY SERIES EXL+/-                                               5.38        06/13/2008         3,960,630
  6,439,469  NATEXIS BANQUES POPULAIRES+/-++                                            5.35        11/09/2007         6,441,014
 42,586,178  NATEXIS BANQUES POPULAIRES+/-                                              5.46        01/25/2008        42,580,216
 10,161,481  NATIONWIDE BUILDING SOCIETY+/-++                                           5.48        07/20/2007        10,163,412
    643,947  NATIONWIDE BUILDING SOCIETY+/-                                             5.48        07/20/2007           644,156
  1,085,694  NORTH SEA FUNDING LLC                                                      5.32        06/05/2007         1,085,065
 12,094,610  RACERS TRUST SERIES 2004-6-MM+/-++                                         5.37        11/22/2007        12,097,476
  6,439,469  SAINT GERMAIN FUNDING++                                                    5.28        06/01/2007         6,439,469
  4,636,417  SEDNA FINANCE INCORPORATED SERIES MTN+/-++                                 5.33        10/26/2007         4,636,464
  5,151,575  SLM CORPORATION+/-++                                                       5.32        05/12/2008         5,151,575
  1,576,382  SLM CORPORATION SERIES MTN1+/-                                             5.57        07/25/2007         1,575,389
    454,626  SOCIETE GENERALE (NORTH AMERICA)                                           5.26        06/20/2007           453,367
  1,918,962  STANFIELD VICTORIA FUNDING LLC                                             5.26        06/21/2007         1,913,358
 10,303,150  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.35        04/03/2008        10,307,271
  3,760,650  TANGO FINANCE CORPORATION                                                  5.30        07/31/2007         3,727,819
  2,575,787  TASMAN FUNDING INCORPORATED++                                              5.29        06/12/2007         2,571,666
 25,757,874  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  5.51        12/31/2007        25,757,874
  4,950,406  TRAVELERS INSURANCE COMPANY+/-                                             5.39        02/08/2008         4,950,307
    200,396  UBS FINANCE (DELAWARE) LLC                                                 5.32        07/16/2007           199,084
 19,843,629  UNICREDITO ITALIANO BANK (IRELAND)                                         5.27        07/31/2007        19,670,394
  6,439,469  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         5.34        06/06/2008         6,439,533
  1,390,925  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.35        12/03/2007         1,391,320
    437,884  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.34        12/13/2007           437,284
    772,736  VETRA FINANCE INCORPORATED++                                               5.30        07/30/2007           766,098
     38,637  WACHOVIA CORPORATION+/-                                                    5.41        07/20/2007            38,643
  2,575,787  WESTPAC SECURITIES (NEW ZEALAND) LIMITED                                   5.30        07/27/2007         2,554,795
  2,258,450  WHISTLEJACKET CAPITAL LIMITED                                              5.33        06/15/2007         2,253,843
  6,439,469  WHISTLEJACKET CAPITAL LIMITED                                              5.28        07/12/2007         6,401,024
  2,060,630  WHITE PINE FINANCE LLC+/-++                                                5.33        06/21/2007         2,060,651
  5,589,201  WHITE PINE FINANCE LLC                                                     5.28        06/25/2007         5,569,639
    128,789  WORLD SAVINGS BANK FSB+/-                                                  5.42        06/01/2007           128,789
     25,758  WORLD SAVINGS BANK FSB SERIES BKNT+/-                                      5.36        10/19/2007            25,764

                                                                                                                     865,938,450
                                                                                                                 ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $865,938,450)                                                          865,938,450
                                                                                                                 ---------------
SHORT-TERM INVESTMENTS - 0.89%

REPURCHASE AGREEMENTS - 0.89%
 16,783,000  GREENWICH CAPITAL MARKETS INCORPORATED - 102% COLLATERALIZED BY US
             GOVERNMENT SECURITIES (MATURITY VALUE $16,785,485)                         5.33        06/01/2007        16,783,000
                                                                                                                 ---------------

SHARES
MUTUAL FUNDS - 0.00%
        216  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                                    216
                                                                                                                 ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $16,783,216)                                                                       16,783,216
                                                                                                                 ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,861,698,244)*                                      151.43%                                              $ 2,845,072,503

OTHER ASSETS AND LIABILITIES, NET                           (51.43)                                                 (966,227,434)
                                                            ------                                               ---------------

TOTAL NET ASSETS                                            100.00%                                              $ 1,878,845,069
                                                            ======                                               ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS  PORTFOLIO OF INVESTMENTS--MAY 31, 2007
-------------------------------------------------------------------------------

   TOTAL RETURN BOND PORTFOLIO
-------------------------------------------------------------------------------

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $216.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $2,865,047,805 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                $    1,472,824
         GROSS UNREALIZED DEPRECIATION                   (21,448,126)
                                                      --------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)   $  (19,975,302)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                              STATEMENTS OF ASSETS AND LIABILITIES--MAY 31, 2007
--------------------------------------------------------------------------------

                                                                     INFLATION-           MANAGED                             TOTAL
                                                                      PROTECTED             FIXED          STABLE            RETURN
                                                                           BOND            INCOME          INCOME              BOND
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .............................   $ 192,450,926   $   948,341,703   $ 584,465,253   $ 1,979,133,837
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..................      91,897,496       297,657,287     139,539,381       865,938,450
   INVESTMENTS IN AFFILIATES ..................................       3,467,719        40,023,062      13,604,107               216
                                                                  -----------------------------------------------------------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ............     287,816,141     1,286,022,052     737,608,741     2,845,072,503
                                                                  -----------------------------------------------------------------
   CASH .......................................................               0           652,500          34,900           100,000
   RECEIVABLE FOR INVESTMENTS SOLD ............................         529,022           276,904         103,088       302,159,548
   RECEIVABLES FOR DIVIDENDS AND INTEREST .....................       1,474,378         9,094,294       3,252,971        12,639,027
   RECEIVABLE FOR INTEREST RATE SWAPS/SPREAD LOCKS ............               0                 0          50,211                 0
                                                                  -----------------------------------------------------------------
TOTAL ASSETS ..................................................     289,819,541     1,296,045,750     741,049,911     3,159,971,078
                                                                  -----------------------------------------------------------------

LIABILITIES
   PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS ....               0           112,500           4,788                 0
   PAYABLE FOR INVESTMENTS PURCHASED ..........................       2,592,090                 0       1,025,000       414,545,163
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ......          39,844           259,505         165,082           607,105
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .....................      91,897,496       297,657,287     139,539,381       865,938,450
   ACCRUED EXPENSES AND OTHER LIABILITIES .....................          76,475            29,056          37,533            35,291
                                                                  -----------------------------------------------------------------
TOTAL LIABILITIES .............................................      94,605,905       298,058,348     140,771,784     1,281,126,009
                                                                  -----------------------------------------------------------------
TOTAL NET ASSETS ..............................................   $ 195,213,636   $   997,987,402   $ 600,278,127   $ 1,878,845,069
                                                                  =================================================================
INVESTMENTS AT COST ...........................................   $ 293,966,593   $ 1,292,924,181   $ 740,170,645   $ 2,861,698,244
                                                                  =================================================================
SECURITIES ON LOAN, AT MARKET VALUE ...........................   $  90,210,268   $   290,928,741   $ 136,868,641   $   846,939,783
                                                                  =================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS--FOR THE YEAR ENDED MAY 31, 2007

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                     INFLATION-           MANAGED                             TOTAL
                                                                      PROTECTED             FIXED          STABLE            RETURN
                                                                           BOND            INCOME          INCOME              BOND
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...................................................   $  10,739,444   $    52,954,393   $  31,125,006   $    90,466,376
   INCOME FROM AFFILIATED SECURITIES ..........................          85,385           719,398         824,141               973
   SECURITIES LENDING INCOME, NET .............................          82,935           216,121          73,987           594,937
                                                                  -----------------------------------------------------------------
TOTAL INVESTMENT INCOME .......................................      10,907,764        53,889,912      32,023,134        91,062,286
                                                                  -----------------------------------------------------------------

EXPENSES
   ADVISORY FEES ..............................................       1,038,160         4,167,648       2,792,191         6,642,833
   CUSTODY FEES ...............................................          46,140           195,938         127,109           336,738
   PROFESSIONAL FEES ..........................................          21,501            38,506          31,783            41,288
   SHAREHOLDER REPORTS ........................................           2,500               719           2,588            10,324
   TRUSTEES' FEES .............................................           8,956             8,956           8,956             8,956
   OTHER FEES AND EXPENSES ....................................           2,068            20,986           8,823            33,667
                                                                  -----------------------------------------------------------------
TOTAL EXPENSES ................................................       1,119,325         4,432,753       2,971,450         7,073,806
                                                                  -----------------------------------------------------------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............        (336,021)       (1,785,078)       (605,770)         (449,480)
   NET EXPENSES ...............................................         783,304         2,647,675       2,365,680         6,624,326
                                                                  -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS) ..................................      10,124,460        51,242,237      29,657,454        84,437,960
                                                                  -----------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .............................................      (3,241,142)           51,755        (333,674)        5,138,015
   FUTURES TRANSACTIONS .......................................         465,685           287,166        (599,818)                0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......               0                 0         298,626            89,256
                                                                  -----------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................      (2,775,457)          338,921        (634,866)        5,227,271
                                                                  -----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
      TRANSLATION .............................................       3,080,545        12,639,564       3,834,843        16,251,212
   FUTURES TRANSACTIONS .......................................               0          (170,029)        587,647                 0
   OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS .......               0                 0        (284,423)          (89,756)
                                                                  -----------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   OF INVESTMENTS .............................................       3,080,545        12,469,535       4,138,067        16,161,456
                                                                  -----------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........         305,088        12,808,456       3,503,201        21,388,727
                                                                  -----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ............................................   $  10,429,548   $    64,050,693   $  33,160,655   $   105,826,687
                                                                  =================================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     INFLATION-PROTECTED
                                                                                        BOND PORTFOLIO
                                                                                ------------------------------
                                                                                       FOR THE         FOR THE
                                                                                    YEAR ENDED    PERIOD ENDED
                                                                                  MAY 31, 2007    MAY 31, 2006
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .....................................................   $  247,722,500   $           0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .............................................       10,124,460       8,474,087
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................................       (2,775,457)     (2,107,314)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ......        3,080,545      (9,230,997)
                                                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............       10,429,548      (2,864,224)
                                                                                ------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
--------------------------------------------------------------------------------------------------------------

   CONTRIBUTIONS ............................................................       50,905,567     305,291,767
   DIVIDEND REINVESTED ......................................................                0             500
   WITHDRAWALS ..............................................................     (113,843,979)    (54,705,543)
                                                                                ------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS .....................................................      (62,938,412)    250,586,724
                                                                                ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................      (52,508,864)    247,722,500
                                                                                ------------------------------
ENDING NET ASSETS ...........................................................   $  195,213,636   $ 247,722,500
                                                                                ==============================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                           MANAGED FIXED INCOME               STABLE INCOME
                                                                                PORTFOLIO                       PORTFOLIO
                                                                      -----------------------------   -----------------------------
                                                                            FOR THE         FOR THE         FOR THE         FOR THE
                                                                         YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                       MAY 31, 2007    MAY 31, 2006    MAY 31, 2007    MAY 31, 2006
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................   $ 947,991,051   $ 678,493,240   $ 651,397,629   $ 664,357,757

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................      51,242,237      45,400,979      29,657,454      27,718,156
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................         338,921         (29,974)       (634,866)       (848,427)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..............................................      12,469,535     (37,859,538)      4,138,067      (8,401,186)
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....      64,050,693       7,511,467      33,160,655      18,468,543
                                                                      -------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-----------------------------------------------------------------------------------------------------------------------------------

   CONTRIBUTIONS ..................................................     212,036,893     469,237,714     113,033,160      80,343,927
   DIVIDEND REINVESTED ............................................               0               0               0               0
   WITHDRAWALS ....................................................    (226,091,235)   (207,251,370)   (197,313,317)   (111,772,598)
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ...........................................     (14,054,342)    261,986,344     (84,280,157)    (31,428,671)
                                                                      -------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................      49,996,351     269,497,811     (51,119,502)    (12,960,128)
                                                                      -------------------------------------------------------------
ENDING NET ASSETS .................................................   $ 997,987,402   $ 947,991,051   $ 600,278,127   $ 651,397,629
                                                                      =============================================================

                                                                                 TOTAL RETURN
                                                                                BOND PORTFOLIO
                                                                      ---------------------------------
                                                                              FOR THE           FOR THE
                                                                           YEAR ENDED      PERIOD ENDED
                                                                         MAY 31, 2007      MAY 31, 2006
-------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...........................................   $ 1,579,307,483   $             0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...................................        84,437,960        57,255,176
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ........................         5,227,271       (31,310,671)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ..............................................        16,161,456       (32,787,197)
                                                                      ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....       105,826,687        (6,842,692)
                                                                      ---------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
-------------------------------------------------------------------------------------------------------

   CONTRIBUTIONS ..................................................       385,167,787     1,798,769,328
   DIVIDEND REINVESTED ............................................                 0               500
   WITHDRAWALS ....................................................      (191,456,888)     (212,619,653)
                                                                      ---------------------------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ...........................................       193,710,899     1,586,150,175
                                                                      ---------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .............................       299,537,586     1,579,307,483
                                                                      ---------------------------------
ENDING NET ASSETS .................................................   $ 1,878,845,069   $ 1,579,307,483
                                                                      =================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                        -----------------------------------------------               PORTFOLIO
                                        NET INVESTMENT     GROSS    EXPENSES        NET       TOTAL    TURNOVER
                                         INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES   RETURN(2)        RATE
----------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 ........             4.39%      0.49%     (0.15)%     0.34%       4.31%         37%
JULY 25, 2005(3) TO MAY 31, 2006 ....             4.29%      0.52%      0.00%      0.52%      (1.77)%        47%

MANAGED FIXED INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 ........             5.23%      0.45%     (0.18)%     0.27%       6.72%         30%
JUNE 1, 2005 TO MAY 31, 2006 ........             5.02%      0.45%     (0.27)%     0.19%       0.12%         25%
JUNE 1, 2004 TO MAY 31, 2005 ........             4.70%      0.49%     (0.14)%     0.35%       7.02%         53%
JUNE 1, 2003 TO MAY 31, 2004 ........             5.10%      0.53%     (0.28)%     0.25%       1.45%         50%
JUNE 1, 2002 TO MAY 31, 2003 ........             5.49%      0.54%     (0.19)%     0.35%      11.36%         44%

STABLE INCOME PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 ........             4.67%      0.47%     (0.10)%     0.37%       5.30%         21%
JUNE 1, 2005 TO MAY 31, 2006 ........             4.29%      0.47%     (0.03)%     0.44%       2.91%         23%
JUNE 1, 2004 TO MAY 31, 2005 ........             2.06%      0.48%     (0.12)%     0.36%       2.47%         43%
JUNE 1, 2003 TO MAY 31, 2004 ........             2.00%      0.52%     (0.13)%     0.39%       0.88%         92%
JUNE 1, 2002 TO MAY 31, 2003 ........             2.63%      0.54%      0.00%      0.54%       3.32%         45%

TOTAL RETURN BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------
JUNE 1, 2006 TO MAY 31, 2007 ........             5.02%      0.42%     (0.03)%     0.39%       6.76%        665%(5)
JULY 25, 2005(3) TO MAY 31, 2006 ....             4.44%      0.43%      0.00%      0.43%      (0.16)%       704%(4)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

(4)   Portfolio turnover ratio excluding TBAs is 431%.

(5)   Portfolio turnover ratio excluding TBAs is 335%.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of May 31, 2007, the Trust has 23 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

FUTURES CONTRACTS

      The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

      As of May 31, 2007, the following Funds held future contracts:

                                                                                       Net Unrealized
                                                         Expiration       Notional      Appreciation
Portfolio             Contracts          Type               Date           Amount      (Depreciation)
------------------------------------------------------------------------------------------------------
MANAGED FIXED
  INCOME PORTFOLIO     850 Long    U.S. 5 Year Notes   September 2007   $ 89,110,547     $(338,672)
                       300 Long   U.S. 10 Year Notes   September 2007     32,062,500      (150,000)
                        75 Long       U.S. Long Bond   September 2007      8,220,703       (36,328)
------------------------------------------------------------------------------------------------------
STABLE INCOME
  PORTFOLIO             17 Long        90 Days Euros     June  2007        4,075,962       (53,763)
                        17 Long        90 Days Euros   September 2007      4,072,562       (49,512)
                        36 Long    U.S. 2 Year Notes   September 2007      7,349,134       (12,447)

TBA SALE COMMITMENTS

      A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at year ended May 31, 2007, are listed after the Fund's Portfolio of Investments.

SWAP CONTRACTS

      The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

      At May 31, 2007, the following Portfolio had open swap contract:

                                 Swap          Notional     Interest Rate/   Interest Rate/   Maturity   Net Unrealized
Fund                        Counter Party      Principal    Index Received     Index Paid       Date       Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO    Lehman Brothers   $ 15,000,000    USD LIBOR BBA        3.92%       07/25/07      $ 50,211
                               Finance                         +0.5225%
------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

      The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

      The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at May 31, 2007, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                     Subadvisory
                                              Advisory Fees                                           Fees (% of
                         Average Daily        (% of Average                      Average Daily      Average Daily
Portfolio                 Net Assets        Daily Net Assets)    Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED    First $500 million         0.450             Wells      First $100 million       0.200
BOND PORTFOLIO          Next $500 million         0.400            Capital      Next $200 million       0.175
                          Next $2 billion         0.350          Management     Next $200 million       0.150
                          Next $2 billion         0.325         Incorporated    Over $500 million       0.100
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                                                     Subadvisory
                                              Advisory Fees                                           Fees (% of
                         Average Daily        (% of Average                      Average Daily      Average Daily
Portfolio                 Net Assets        Daily Net Assets)    Subadviser        Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------
MANAGED FIXED          First $500 million         0.450           Galliard     First $500 million       0.100
INCOME PORTFOLIO        Next $500 million         0.400            Capital        Next $1 billion       0.050
                          Next $2 billion         0.350          Management     Over $1.5 billion       0.030
                          Next $2 billion         0.325         Incorporated
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------
STABLE INCOME          First $500 million         0.450           Galliard     First $500 million       0.100
PORTFOLIO               Next $500 million         0.400            Capital        Next $1 billion       0.050
                          Next $2 billion         0.350          Management     Over $1.5 billion       0.030
                          Next $2 billion         0.325         Incorporated
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN           First $500 million         0.450             Wells      First $100 million       0.200
BOND PORTFOLIO          Next $500 million         0.400            Capital      Next $200 million       0.175
                          Next $2 billion         0.350          Management     Next $200 million       0.150
                          Next $2 billion         0.325         Incorporated    Over $500 million       0.100
                          Over $5 billion         0.300
------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

                                                                (% of Average
Portfolio                                                     Daily Net Assets)
-------------------------------------------------------------------------------
ALL PORTFOLIOS                                                      0.02
-------------------------------------------------------------------------------

OTHER FEES AND EXPENSES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the year ended May 31, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended May 31, 2007, were as follows:

Portfolio                                    Purchases at Cost   Sales Proceeds
-------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO            $    84,235,832   $   138,009,670
-------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                    287,974,693       292,134,780
-------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                           228,604,531       129,162,397
-------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                    12,254,918,363    11,822,619,908

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

      In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of May 31, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

      In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of May 31, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

INDEPENDENT AUDITORS' REPORT             WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio, four of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of May 31, 2007, and the related statements of operations for the year then ended and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2007, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of May 31, 2007, the results of their operations for the year then ended, and changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

                                                              /s/ KPMG LLP

Philadelphia, Pennsylvania
July 25, 2007

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------
                        POSITION HELD WITH       PRINCIPAL OCCUPATION(S)              OTHER PUBLIC COMPANY
                        REGISTRANT/LENGTH        DURING PAST                          OR INVESTMENT COMPANY
NAME AND AGE            OF SERVICE**             5 YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho,         Trustee, since 1987      Retired. Prior thereto, the Thomas   N/A
64                                               Goho Chair of Finance of Wake
                                                 Forest University, Calloway School
                                                 of Business and Accountancy, since
                                                 January 2006, and Associate
                                                 Professor of Finance from 1999 to
                                                 2005.

------------------------------------------------------------------------------------------------------------
Peter G. Gordon,        Trustee, since 1998,     Chairman, CEO and Co-Founder of      N/A
64                      Chairman since 2005      Crystal Geyser Water Company and
                        (Lead Trustee since      President of Crystal Geyser Roxane
                        2001)                    Water Company.

------------------------------------------------------------------------------------------------------------
Richard M. Leach,       Trustee, since 1987      Retired. Prior thereto, President    N/A
73                                               of Richard M. Leach Associates
                                                 (a financial consulting firm).

------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell,     Trustee, since 2006      Professor of Insurance and Risk      N/A
54                                               Management, Wharton School,
                                                 University of Pennsylvania.
                                                 Director of the Boettner Center on
                                                 Pensions and Retirement Research.
                                                 Research associate and board
                                                 member, Penn Aging Research
                                                 Center. Research associate,
                                                 National Bureau of Economic
                                                 Research.

------------------------------------------------------------------------------------------------------------
Timothy J. Penny,       Trustee, since 1996      Senior Counselor to the public       N/A
55                                               relations firm of Himle-Horner
                                                 and Senior Fellow at the
                                                 Humphrey Institute,
                                                 Minneapolis, Minnesota (a
                                                 public policy organization).

------------------------------------------------------------------------------------------------------------
Donald C. Willeke,      Trustee, since 1996      Principal of the law firm of         N/A
66                                               Willeke & Daniels.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***

------------------------------------------------------------------------------------------------------------
                        POSITION HELD WITH       PRINCIPAL OCCUPATION(S)              OTHER PUBLIC COMPANY
                        REGISTRANT/LENGTH        DURING PAST                          OR INVESTMENT COMPANY
NAME AND AGE            OF SERVICE**             5 YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
J. Tucker Morse,        Trustee, since 1987      Private Investor/Real Estate         N/A
62                                               Developer. Prior thereto,
                                                 Chairman of Whitepoint
                                                 Capital, LLC until 2004.

------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------
                        POSITION HELD WITH       PRINCIPAL OCCUPATION(S)              OTHER PUBLIC COMPANY
                        REGISTRANT/LENGTH        DURING PAST                          OR INVESTMENT COMPANY
NAME AND AGE            OF SERVICE**             5 YEARS                              DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch,       President, since 2003    Executive Vice President of Wells    N/A
48                                               Fargo Bank, N.A. and President of
                                                 Wells Fargo Funds Management, LLC
                                                 since 2003. Senior Vice President
                                                 and Chief Administrative Officer
                                                 of Wells Fargo Funds Management,
                                                 LLC from 2001 to 2003.

------------------------------------------------------------------------------------------------------------
C. David Messman,       Secretary, since 2000;   Senior Vice President and            N/A
46                      Chief Legal Counsel,     Secretary of Wells Fargo Funds
                        since 2003               Management, LLC since 2001. Vice
                                                 President and Managing Senior
                                                 Counsel of Wells Fargo Bank, N.A.
                                                 since 1996.

------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt,   Treasurer, since 2007    Vice President and Manager of Fund   N/A
47                                               Accounting, Reporting and Tax for
                                                 Wells Fargo Funds Management, LLC
                                                 since 2007. Director of Fund
                                                 Administration and SEC Reporting
                                                 for TIAA-CREF from 2005 to 2007.
                                                 Chief Operating Officer for UMB
                                                 Fund Services, Inc. from 2004 to
                                                 2005. Controller for Sungard
                                                 Transaction Networks from 2002 to
                                                 2004.

------------------------------------------------------------------------------------------------------------
Dorothy A. Peters,      Chief Compliance         Chief Compliance Officer and         N/A
45                      Officer, since 2004      Senior Vice President of Wells
                                                 Fargo Funds Management, LLC since
                                                 2004.

------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of May 31, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

DIVERSIFIED BOND FUND, HIGH YIELD BOND FUND, INCOME PLUS FUND, INFLATION-PROTECTED BOND FUND, INTERMEDIATE GOVERNMENT INCOME FUND, SHORT DURATION GOVERNMENT BOND FUND, STABLE INCOME FUND, STRATEGIC INCOME FUND, TOTAL RETURN BOND FUND, ULTRA-SHORT DURATION BOND FUND, INFLATION-PROTECTED BOND PORTFOLIO, MANAGED FIXED INCOME PORTFOLIO, STABLE INCOME PORTFOLIO, AND TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) investment advisory agreements with Wells Fargo Funds Management, LLC ("Funds Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, Ultra-Short Duration Bond Fund, Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio and Total Return Bond Portfolio; (ii) investment sub-advisory agreements with Wells Capital Management Incorporated ("Wells Capital Management") for the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Strategic Income Fund, Ultra-Short Duration Bond Fund, Inflation-Protected Bond Portfolio and Total Return Bond Portfolio; and (iii) investment sub-advisory agreements with Galliard Capital Management, Inc. ("Galliard") for the Diversified Bond Fund, Managed Fixed Income Portfolio, Stable Income Fund and Stable Income Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management and Galliard (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements." The funds and portfolios identified above are collectively referred to as the "Funds."

      More specifically, at meetings held on March 30, 2007, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers, and the continuation of the Advisory Agreements. Prior to the March 30, 2007, meetings, the Boards, including the Independent Trustees, met in person and telephonically a number of times, both with Funds Management and in private sessions, for discussions about these continuations and approvals. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

      Because the Diversified Bond Fund is a gateway blended fund that invests all of its assets in the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio and Total Return Bond Portfolio and the Inflation-Protected Bond Fund, Stable Income Fund, and Total Return Bond Fund are gateway feeder funds that invest all of their assets in the Inflation-Protected Bond Portfolio, Stable Income Portfolio and Total Return Bond Portfolio, respectively, each of which have a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees' independent legal counsel, including, among other things, information about the background and experience of senior management and the expertise of, and amount of attention devoted to the Funds by, investment personnel of Funds Management and the Sub-Advisers. In this regard, the Boards reviewed the qualifications, backgrounds and responsibilities of the portfolio managers primarily responsible for day-to-day portfolio management services for the Funds.

      The Boards evaluated the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management about various topics, including Funds Management's oversight of service providers, such as the Sub-Advisers.

OTHER INFORMATION (UNAUDITED)                 WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      Based on the above factors, together with those referenced below, each of the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2006. They also considered these results in comparison to the median performance results of the group of funds that was determined by Lipper Inc. ("Lipper") to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds as determined by Lipper (the "Universe"), as well as to each Fund's benchmark index. Lipper is an independent provider of investment company data. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Boards noted that the performance of each Fund, except for the Diversified Bond Fund and Income Plus Fund, was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Boards noted that performance of the Diversified Bond Fund was lower than the median performance of its Peer Group for most time periods and required further review. As part of its further review, the Boards received an analysis of, and discussed factors contributing to, the underperformance of the Fund. The Board of Wells Fargo Funds Trust noted that the performance for the Income Plus Fund was lower than the median performance of the Fund's Peer Group for all time periods and required further review. As part of its further review, the Board noted a change in portfolio manager and received an analysis of, and discussed factors contributing to, the underperformance of the Income Plus Fund. The Boards requested continued reports on the performance of the Diversified Bond Fund and Income Plus Fund, as applicable.

      The Boards received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for each Fund's Peer Group, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratio of each Fund was lower than, equal to, or not appreciably higher than, each Fund's Peer Group's median net operating expense ratio. The Board of Wells Fargo Funds Trust also considered and noted Funds Management's recommendation to reduce the net operating expense ratios for the Ultra-Short Duration Bond Fund in coming to its conclusion.

      Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services (the "Advisory Agreement Rates"), both on a stand-alone basis and on a combined basis with the Funds' administration fee rates. The Boards took into account the separate administration services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the "Sub-Advisory Agreement Rates"). In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in each Fund's Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for each Fund were lower than, equal to, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as an analysis of the profitability to other Wells Fargo businesses of providing services to the Funds. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider a separate profitability analysis of the Sub-

WELLS FARGO ADVANTAGE INCOME FUNDS                 OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

Advisers, as their separate profitability from their relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale for the Funds. The Boards also considered information provided by Funds Management in a special presentation on advisory fee breakpoints at the February 2007 board meetings. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, most particularly through Advisory Agreement Rate breakpoints and waivers/caps and/or expense reimbursements applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature and extent of services and fee rates offered by Funds Management to other similarly situated series of the Trusts, and those offered by the Sub-Advisers to other clients. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in Funds Management's and the Sub-Advisers' business as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Boards also considered the effectiveness of the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be realized by using an affiliated broker, the extent to which efforts are made to recapture commission costs, and the controls applicable to brokerage allocation procedures. The Boards also reviewed Funds Management's and the Sub-Advisers' methods for allocating portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards review detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management and the Sub-Advisers at each of their quarterly meetings, which include, among other things, a portfolio review and fund performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

      After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

LIST OF ABBREVIATIONS                         WELLS FARGO ADVANTAGE INCOME FUNDS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG  --Association of Bay Area Governments
      ADR   --American Depositary Receipt
      AMBAC --American Municipal Bond Assurance Corporation
      AMT   --Alternative Minimum Tax
      ARM   --Adjustable Rate Mortgages
      BART  --Bay Area Rapid Transit
      CDA   --Community Development Authority
      CDO   --Collateralized Debt Obligation
      CDSC  --Contingent Deferred Sales Charge
      CGIC  --Capital Guaranty Insurance Company
      CGY   --Capital Guaranty Corporation
      COP   --Certificate of Participation
      CP    --Commercial Paper
      CTF   --Common Trust Fund
      DW&P  --Department of Water & Power
      DWR   --Department of Water Resources
      ECFA  --Educational & Cultural Facilities Authority
      EDFA  --Economic Development Finance Authority
      ETET  --Eagle Tax-Exempt Trust
      FFCB  --Federal Farm Credit Bank
      FGIC  --Financial Guaranty Insurance Corporation
      FHA   --Federal Housing Authority
      FHAG  --Federal Housing Agency
      FHLB  --Federal Home Loan Bank
      FHLMC --Federal Home Loan Mortgage Corporation
      FNMA  --Federal National Mortgage Association
      GDR   --Global Depositary Receipt
      GNMA  --Government National Mortgage Association
      GO    --General Obligation
      HCFR  --Healthcare Facilities Revenue
      HEFA  --Health & Educational Facilities Authority
      HEFAR --Higher Education Facilities Authority Revenue
      HFA   --Housing Finance Authority
      HFFA  --Health Facilities Financing Authority
      IDA   --Industrial Development Authority
      IDAG  --Industrial Development Agency
      IDR   --Industrial Development Revenue
      LIBOR --London Interbank Offered Rate
      LLC   --Limited Liability Corporation
      LOC   --Letter of Credit
      LP    --Limited Partnership
      MBIA  --Municipal Bond Insurance Association
      MFHR  --Multi-Family Housing Revenue
      MTN   --Medium Term Note
      MUD   --Municipal Utility District
      PCFA  --Pollution Control Finance Authority
      PCR   --Pollution Control Revenue
      PFA   --Public Finance Authority
      PFFA  --Public Facilities Financing Authority
      plc   --Public Limited Company
      PSFG  --Public School Fund Guaranty
      R&D   --Research & Development
      RDA   --Redevelopment Authority
      RDFA  --Redevelopment Finance Authority
      REITS --Real Estate Investment Trusts
      SFHR  --Single Family Housing Revenue
      SFMR  --Single Family Mortgage Revenue
      SLMA  --Student Loan Marketing Association
      TBA   --To Be Announced
      TRAN  --Tax Revenue Anticipation Notes
      USD   --Unified School District
      XLCA  --XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

       ---------------
[LOGO] WELLS ADVANTAGE
       FARGO FUNDS
       ---------------

More information about WELLS FARGO ADVANTAGE FUNDS(R) is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------

(C) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    105048 07-07
                                                                AILD/AR103 05-07

ITEM 2.  CODE OF ETHICS
=======================

As of the end of the period, May 31, 2007, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
======================
(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2006 and May 31, 2007 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

          For the fiscal years ended May 31, 2006 and May 31, 2007, the Audit Fees were $ 378,100 and $ 478,150, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended May 31, 2006 and May 31, 2007 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2006 and May 31, 2007 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

          For the fiscal years ended May 31, 2006 and May 31, 2007, the Tax Fees were $ 23,940 and $30,470 respectively. The incurred Tax Fees are comprised of excise tax review services.

          For the fiscal years ended May 31, 2006 and May 31, 2007, the Tax Fees were $ 51,940 and $66,700 respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended May 31, 2006 and May 31, 2007.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f) Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended May 31, 2006 and May 31, 2007, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

          For the fiscal years ended May 31, 2006 and May 31, 2007, the Registrant incurred non-audit fees in the amount of $170,000 and $ 170,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

          For the fiscal years ended May 31, 2006 and May 31, 2007, the Registrant's investment adviser incurred non-audit fees in the amount of $ 0 and $ 44,000, respectively. The non-audit fees for the year-ended May 31, 2007 relates to examination of securities pursuant to rule 206 (4)-2 under the Investment Advisors Act of 1940.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
=============================================
Not applicable.


ITEMS 6.  SCHEDULE OF INVESTMENTS
=================================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES
=============================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECUIRTY HOLDERS
============================================================
Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES
================================
 (a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                                  Wells Fargo Master Trust

                                                  By: /s/ Karla M. Rabusch

                                                      Karla M. Rabusch
                                                      President

Date: July 20, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                                  By: /s/ Karla M. Rabusch


                                                      Karla M. Rabusch
                                                      President

Date: July 20, 2007


                                                  By:  /s/ Stephen W. Leonhardt


                                                       Stephen W. Leonhardt
                                                       Treasurer

Date: July 20, 2007

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

          d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: July 20, 2007

/s/ Karla M. Rabusch
------------------------
Karla M. Rabusch
President
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION
                                  -------------


I, Stephen W. Leonhardt, certify that:

1. I have reviewed this report on Form N-CSR of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, Wells Fargo Advantage Inflation Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

          b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

          c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

          d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          a) all significant deficiencies in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

          b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: July 20, 2007

/s/ Stephen W. Leonhardt
------------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust
                                                                 Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended May 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: July 20, 2007                      By:  /s/ Karla M. Rabusch


                                                  Karla M. Rabusch
                                                  President
                                                  Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Master Trust, hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended May 31, 2007 (the "Report") fully complies with the requirements of Section 15(d) of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


Date: July 20, 2007                               By:  /s/ Stephen W. Leonhardt


                                                  Stephen W. Leonhardt
                                                  Treasurer
                                                  Wells Fargo Master Trust

This certification is being furnished to the Securities and Exchnage Commission pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and 18 U.S.C. Section 1350 and is not being filed as part of the Form N-CSR with the Securities and Exchange Commission.